UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2006

Date of reporting period:	January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2006 is set forth below.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—12.3%
121,600	Ambassadors Group, Inc.	$3,289,280
123,568	American Eagle Outfitters, Inc.	3,333,865
144,280	AutoNation, Inc.*	3,216,001
36,008	Building Material Holding Corp.	2,850,753
104,093	Claire’s Stores, Inc.	3,295,584
390,371	Genuine Parts Co.	16,602,479
321,244	J. C. Penney Co., Inc.	17,925,415
327,788	McGraw-Hill (The) Cos., Inc.	16,730,300
98,981	Men’s Wearhouse (The), Inc.*	3,382,181
3,989	NVR, Inc.*	3,168,263
327,759	Sinclair Broadcast Group, Inc., Class A	2,608,962
25,409	William Lyon Homes, Inc.*	2,609,758
354,317	Yum! Brands, Inc.	17,528,062

		96,540,903

	Consumer Staples—8.5%
110,703	Campbell Soup Co.	3,313,341
562,392	Coca-Cola (The) Co.	23,271,781
156,723	ConAgra Foods, Inc.	3,248,868
88,826	Dean Foods Co.*	3,369,170
176,244	Kroger (The) Co.*	3,242,890
113,489	Pepsi Bottling Group, Inc.	3,291,181
107,559	Pilgrim’s Pride Corp.	2,617,986
420,217	Procter & Gamble (The) Co.	24,889,452

		67,244,669

	Energy—10.7%
400,795	Devon Energy Corp.	27,338,227
145,714	Frontier Oil Corp.	6,905,386
93,432	Giant Industries, Inc.*	6,529,962
245,958	RPC, Inc.	8,138,750
305,827	Sunoco, Inc.	29,114,731
90,748	Tesoro Corp.	6,576,508

		84,603,564

	Financials—19.9%
182,808	Conseco, Inc.*	4,455,031
105,948	Federated Investors, Inc.	4,090,652
101,871	Fidelity National Financial, Inc.	4,020,848
82,330	First American Corp.	3,854,691
58,376	LandAmerica Financial Group, Inc.	3,851,648
346,264	Lincoln National Corp.	18,881,776

1

184,323	Loews Corp.	18,190,837
303,885	Moody’s Corp.	19,241,998
90,916	Nationwide Financial Services, Inc., Class A	3,869,385
133,475	Ohio Casualty Corp.	4,022,937
358,382	Principal Financial Group, Inc.	16,901,295
234,079	Prudential Financial, Inc.	17,635,512
68,631	Radian Group, Inc.	3,927,752
73,257	StanCorp Financial Group, Inc.	3,644,536
113,083	State Auto Financial Corp.	4,350,303
75,728	Stewart Information Services Corp.	4,047,662
259,560	UnionBanCal Corp.	17,413,880
81,390	W. R. Berkley Corp.	4,020,666

		156,421,409

	Health Care—12.6%
181,022	Aetna, Inc.	17,522,930
434,125	AmerisourceBergen Corp.	18,945,214
98,662	Applera Corp. - Applied Biosystems Group	2,796,081
32,505	Bausch & Lomb, Inc.	2,195,713
151,130	CIGNA Corp.	18,377,408
67,382	Dade Behring Holdings, Inc.	2,636,658
213,440	Express Scripts, Inc.*	19,484,937
36,667	Idexx Laboratories, Inc.*	2,816,759
108,780	IMS Health, Inc.	2,675,988
169,122	King Pharmaceuticals, Inc.*	3,171,038
67,101	Sierra Health Services, Inc.*	2,658,542
151,478	ViroPharma, Inc.*	3,515,804
79,457	Watson Pharmaceuticals, Inc.*	2,629,232

		99,426,304

	Industrials—10.1%
58,830	Banta Corp.	3,007,390
61,362	Consolidated Graphics, Inc.*	3,151,552
33,520	Cummins, Inc.	3,261,496
42,337	EMCOR Group, Inc.*	3,472,481
483,569	Equifax, Inc.	18,530,364
128,484	Labor Ready, Inc.*	2,992,392
68,476	Landstar System, Inc.*	2,896,535
101,192	Lennox International, Inc.	3,233,084
304,892	Lockheed Martin Corp.	20,625,944
373,866	Precision Castparts Corp.	18,674,607

		79,845,845

	Information Technology—15.7%
155,327	BMC Software, Inc.*	3,432,727
182,597	Brightpoint, Inc.*	4,124,866
357,253	Compuware Corp.*	2,943,765
52,480	DST Systems, Inc.*	2,973,517
281,126	EarthLink, Inc.*	3,210,459
66,174	Fair Isaac Corp.	2,932,832
353,827	Fiserv, Inc.*	15,561,311
73,517	Imation Corp.	3,332,526
135,173	Interactive Data Corp.*	3,046,799

2

658,941	Motorola, Inc.	14,964,550
622,731	National Semiconductor Corp.	17,567,242
505,315	NCR Corp.*	18,772,451
103,910	Progress Software Corp.*	2,988,452
117,239	Reynolds & Reynolds (The) Co., Class A	3,329,588
249,375	SYKES Enterprises, Inc.*	3,241,875
149,560	Syntel, Inc.	3,223,018
507,518	Texas Instruments, Inc.	14,834,751
163,561	TriZetto Group (The), Inc.*	3,002,980

		123,483,709

	Materials—4.2%
324,814	Freeport-McMoRan Copper & Gold, Inc., Class B	20,869,299
90,139	Louisiana-Pacific Corp.	2,654,594
32,258	Martin Marietta Materials, Inc.	2,734,833
40,278	Quanex Corp.	2,501,667
46,724	USG Corp.*	4,448,125

		33,208,518

	Telecommunications—2.6%
251,074	BellSouth Corp.	7,223,398
59,832	CenturyTel, Inc.	1,992,406
58,146	Commonwealth Telephone Enterprises, Inc.	1,940,332
75,618	Nextel Partners, Inc., Class A*	2,116,548
216,924	Verizon Communications, Inc.	6,867,814

		20,140,498

	Utilities—3.3%
175,531	Cleco Corp.	3,849,395
179,940	Pepco Holdings, Inc.	4,140,419
490,586	PG&E Corp.	18,303,764

		26,293,578

	Total Common Stocks
	(Cost $733,439,369)	787,208,997

	Money Market Fund—0.1%
320,232	AIM Liquid Asset Portfolio Private Class
	(Cost $320,232)	320,232

	Total Investments
	(Cost $733,759,601) (a)—100.0%	787,529,229
	Other assets less liabilities—0.0%	189,749

	Net Assets—100.0%	$787,718,978

*Non-income producing security.

3

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $53,769,628 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $64,101,458 and aggregate gross unrealized depreciation of $10,331,830.

4

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—98.8%
	Consumer Discretionary—14.7%
46,901	Ambassadors Group, Inc.	$1,268,672
222,406	American Eagle Outfitters, Inc.	6,000,514
74,506	Apollo Group, Inc., Class A*	4,147,749
53,626	Brightpoint, Inc.*	1,211,411
13,887	Building Material Holding Corp.	1,099,434
72,958	Escala Group, Inc.*	2,096,083
173,202	O’Reilly Automotive, Inc.*	5,684,490
42,424	Papa John’s International, Inc.*	1,473,386
29,008	SCP Pool Corp.	1,156,839
126,409	Sinclair Broadcast Group, Inc., Class A	1,006,216
230,637	Staples, Inc.	5,468,403

		30,613,197

	Consumer Staples—0.6%
110,765	Pathmark Stores, Inc.*	1,202,908

	Energy—0.8%
43,085	Patterson-UTI Energy, Inc.	1,620,858

	Financials—10.4%
13,763	American Physicians Capital, Inc.*	673,011
27,458	Bankrate, Inc.*	1,043,679
68,628	Commerce Bancshares, Inc.	3,469,145
25,935	Donegal Group, Inc., Class A	602,989
15,893	FPIC Insurance Group, Inc.*	592,014
23,542	Harleysville Group, Inc.	648,818
16,723	Infinity Property & Casualty Corp.	645,173
32,588	Nara Bancorp, Inc.	583,325
122,953	Ohio Casualty Corp.	3,705,803
62,692	SAFECO Corp.	3,275,657
14,880	Safety Insurance Group, Inc.	596,688
10,842	Selective Insurance Group, Inc.	628,836
17,857	State Auto Financial Corp.	686,959
48,177	T. Rowe Price Group, Inc.	3,682,168
26,648	United PanAm Financial Corp.*	783,185

		21,617,450

	Health Care—12.7%
101,110	Cerner Corp.*	4,549,950
123,189	Dade Behring Holdings, Inc.	4,820,386
49,251	Dendrite International, Inc.*	715,125
60,818	Express Scripts, Inc.*	5,552,075
67,038	IDEXX Laboratories, Inc.*	5,149,859
32,476	Magellan Health Services, Inc.*	1,184,724

1

51,845	Odyssey HealthCare, Inc.*	1,056,601
54,441	Res-Care, Inc.*	1,044,723
52,754	ViroPharma, Inc.*	1,224,420
19,861	Vital Signs, Inc.	1,019,068

		26,316,931

	Industrials—7.1%
57,425	Aftermarket Technology Corp.*	1,213,965
8,430	AMERCO*	683,083
19,733	Clean Harbors, Inc.*	532,002
32,950	Gevity HR, Inc.	904,478
18,204	GulfMark Offshore, Inc.*	596,363
111,933	Herman Miller, Inc.	3,391,569
14,691	Hub Group, Inc.*	622,164
79,515	Landstar System, Inc.	3,363,484
32,698	Marten Transport Ltd.*	726,550
29,313	Matthews International Corp., Class A	1,096,013
34,627	PRA International*	902,380
23,192	SOURCECORP*	610,413

		14,642,464

	Information Technology—49.9%
197,932	ADTRAN, Inc.	5,805,346
90,134	Advanced Digital Information Corp.*	902,241
51,363	Agilysys, Inc.	1,088,896
22,176	ANSYS, Inc.*	972,639
89,031	Apple Computer, Inc.*	6,722,731
151,125	Autodesk, Inc.*	6,134,164
28,935	Bel Fuse, Inc., Class B	1,077,539
128,427	Broadcom Corp., Class A*	8,758,722
362,290	Cadence Design System, Inc.*	6,398,041
122,064	Cirrus Logic, Inc.*	1,033,882
351,763	Cisco Systems, Inc.*	6,532,239
693,646	Compuware Corp.*	5,715,643
21,224	Comtech Telecommunications Corp.*	676,409
62,253	Covansys Corp.*	946,246
28,390	Digital Insight Corp.*	1,018,349
34,433	Diodes, Inc.*	1,275,398
82,563	EarthLink, Inc.*	942,869
133,827	Fiserv, Inc.*	5,885,711
28,143	Hyperion Solutions Corp.*	968,401
84,355	Informatica Corp.*	1,241,706
86,384	infoUSA, Inc.*	946,769
230,267	Intel Corp.	4,897,779
19,608	j2 Global Communications, Inc.*	936,282
62,045	JDA Software Group, Inc.*	951,150
139,167	Kopin Corp.*	662,435
34,699	LoJack Corp.*	852,901
46,457	Metrologic Instruments, Inc.*	994,180
222,386	Microsoft Corp.	6,260,166
12,070	MicroStrategy, Inc., Class A*	1,160,048
35,756	Molecular Devices Corp.*	1,022,264
60,913	MRO Software, Inc.*	934,405
25,753	Multi-Fineline Electronix, Inc.*	1,384,481

2

37,428	National Instruments Corp.	1,238,493
30,515	Progress Software Corp.*	877,611
21,491	Rofin-Sinar Technologies, Inc.*	1,026,195
122,928	SanDisk Corp.*	8,280,430
40,371	SERENA Software, Inc.*	953,159
31,990	SPSS, Inc.*	1,031,358
73,238	SYKES Enterprises, Inc.*	952,094
43,922	Syntel, Inc.	946,519
33,459	Transaction Systems Architects, Inc.*	1,103,812
56,961	TriZetto Group (The), Inc.*	1,045,804
117,906	webMethods, Inc.*	909,055

		103,464,562

	Materials—0.5%
11,114	Sigma-Aldrich Corp.	721,076
9,156	Silgan Holdings, Inc.	346,646

		1,067,722

	Telecommunications—2.1%
103,069	Arris Group, Inc.*	1,212,091
27,144	Commonwealth Telephone Enterprises, Inc.	905,795
82,376	Nextel Partners, Inc., Class A*	2,305,705

		4,423,591

	Total Investments
	(Cost $189,406,412) (a)—98.8%	204,969,683
	Other assets less liabilities—1.2%	2,460,721

	Net Assets—100.0%	$207,430,404

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $15,563,271 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,410,931 and aggregate gross unrealized depreciation of $4,847,660.

3

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—5.3%
61,666	Brilliance China Automotive Holdings Ltd. ADR	$1,085,322
37,948	China Automotive Systems, Inc.*	273,226
59,405	China Yuchai International Ltd.	478,210
25,057	Deswell Industries, Inc.	264,101
73,820	Focus Media Holding Ltd. ADR*	4,029,833

		6,130,692

	Energy—16.5%
91,802	China Petroleum and Chemical Corp. ADR	5,667,855
65,411	CNOOC Ltd. ADR	5,631,233
77,152	PetroChina Co. Ltd. ADR	7,716,744

		19,015,832

	Financials—4.7%
132,440	China Life Insurance Co. Ltd. ADR*	5,420,769

	Health Care—2.6%
51,989	China Medical Technologies, Inc. ADR*	2,282,316
58,450	Sinovac Biotech Ltd.*	237,892
119,910	Tiens Biotech Group USA, Inc.*	510,817

		3,031,025

	Industrials—6.4%
46,738	51job, Inc. ADR*	775,383
81,812	China Eastern Airlines Corp. Ltd. ADR	1,341,717
41,521	China Energy Savings Technology, Inc.*	261,998
147,056	China Southern Airlines Co. Ltd. ADR	2,148,488
145,755	Guangshen Railway Co. Ltd. ADR	2,815,986

		7,343,572

	Information Technology—25.0%
228,081	ASAT Holdings Ltd. ADR*	278,259
78,877	AsiaInfo Holdings, Inc.*	311,564
55,130	Baidu.com ADR*	3,005,136
186,519	CDC Corp., Class A*	721,829
33,388	China Finance Online Co. Ltd. ADR*	217,022
52,854	Comtech Group, Inc.*	470,401
26,417	Ctrip.com International Ltd. ADR*	1,635,741
42,234	eLong, Inc. ADR*	515,255
37,180	INTAC International, Inc.*	169,169

1

53,368	International DisplayWorks, Inc.*	346,358
57,794	KongZhong Corp. ADR*	773,284
71,823	Nam Tai Electronics, Inc.	1,678,504
52,601	Netease.com, Inc. ADR*	3,755,711
58,821	Ninetowns Digital World Trade Holdings Ltd. ADR*	311,751
20,102	PacificNet, Inc.*	160,213
31,977	Radica Games Ltd.	290,031
614,614	Semiconductor Manufacturing International Corp. ADR*	5,150,466
118,099	Shanda Interactive Entertainment Ltd. ADR*	1,978,158
89,317	SINA Corp.*	2,078,407
61,536	Sohu.com, Inc.*	1,253,488
40,654	The9 Ltd. ADR*	809,421
93,369	Tom Online, Inc. ADR*	2,224,983
72,676	Webzen, Inc. ADR	599,577

		28,734,728

	Materials—14.5%
60,009	Aluminum Corp. of China Ltd. ADR	5,556,833
116,026	Sinopec Shanghai Petrochemical Co. Ltd. ADR	5,686,434
143,017	Yanzhou Coal Mining Co. Ltd. ADR	5,481,842

		16,725,109

	Telecommunications—20.9%
245,264	China Mobile (Hong Kong) Ltd. ADR	6,033,494
144,022	China Netcom Group Corp. (Hong Kong) Ltd. ADR	4,895,308
73,751	China Techfaith Wireless Communication Technology Ltd. ADR*	1,121,753
128,026	China Telecom Corp. Ltd. ADR	4,871,389
547,082	China Unicom Ltd. ADR	4,869,030
36,774	Hurray! Holding Co. Ltd. ADR*	314,565
42,044	Linktone Ltd. ADR*	388,907
30,493	Qiao Xing Universal Telephone, Inc.*	204,913
198,902	UTStarcom, Inc.*	1,394,303

		24,093,662

	Utilities—4.2%
176,736	Huaneng Power International, Inc. ADR	4,899,122

	Total Common Stocks
	(Cost $104,093,623)	115,394,511

	Money Market Fund—0.0%
42,591	AIM Liquid Asset Portfolio Private Class
	(Cost $42,591)	42,591

	Total Investments
	(Cost $104,136,214) (a)—100.1%	115,437,102
	Liabilities in excess of other assets—(0.1%)	(75,519)

	Net Assets—100.0%	$115,361,583

2

ADR  American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006,net unrealized appreciation was $11,300,888 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $16,472,882 and aggregate gross unrealized depreciation of $5,171,994.

COUNTRY BREAKDOWN
January 31, 2006 (Unaudited)

	Value	Total Net Assets

China	$86,031,273	74.6%
Hong Kong	25,812,391	22.4
United States	2,515,651	2.2
South Korea	599,577	0.5
Singapore	478,210	0.4

Total value of investments	115,437,102	100.1
Liabilities in excess of other assets	(75,519)	(0.1)

Net Assets	$115,361,583	100.0%

3

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers TM Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—101.1%
	Consumer Discretionary—2.4%
1,113,344	Pier 1 Imports, Inc.	$12,046,382

	Consumer Staples—8.5%
140,482	Altria Group, Inc.	10,162,468
633,205	ConAgra Foods, Inc.	13,126,340
550,965	Sara Lee Corp.	10,071,640
197,013	Universal Corp.	9,308,864

		42,669,312

	Financials—49.8%
345,243	AmSouth Bancorp.	9,532,159
299,633	Arthur J. Gallagher & Co.	8,737,298
352,393	BancorpSouth, Inc.	8,119,135
237,165	Bank of America Corp.	10,489,808
222,078	BB&T Corp.	8,669,925
189,704	Citigroup, Inc.	8,836,412
168,772	Comerica, Inc.	9,361,783
255,232	Community Trust Bancorp, Inc.	8,979,062
767,353	F.N.B. Corp.	12,922,225
258,048	Fifth Third Bancorp	9,694,863
927,614	First Commonwealth Financial Corp.	12,522,789
31	First Indiana Corp.	1,036
14	First Merchants Corp.	358
420,570	FirstMerit Corp.	10,619,393
449,152	Harleysville National Corp.	11,745,325
271,252	KeyCorp	9,599,608
25	Marsh & McLennan Cos., Inc.	760
310,424	National City Corp.	10,610,292
398,976	National Penn Bancshares, Inc.	9,088,673
393,173	Old National Bancorp	8,229,111
50,087	Park National Corp.	5,870,697
27	Regions Financial Corp.	896
741,824	Republic Bancorp, Inc.	9,606,621
474,112	Sterling Bancorp	10,975,693
406,687	Susquehanna Bancshares, Inc.	9,817,424
380,951	Valley National Bancorp	8,921,872
352,988	Washington Federal, Inc.	8,521,130
257,658	Washington Mutual, Inc.	10,904,087
269,140	WesBanco, Inc.	8,012,298
266,031	Whitney Holding Corp.	8,752,420

		249,143,153

	Health Care—2.3%
337,615	Merck & Co., Inc.	11,647,718

1

	Industrials—1.8%
704,701	ServiceMaster (The) Co.	9,118,831

	Materials—1.9%
489,088	RPM International, Inc.	9,243,763

	Telecommunication Services—2.6%
498,793	AT&T, Inc.	12,943,678

	Utilities—31.8%
448,318	Atmos Energy Corp.	11,781,797
251,569	Black Hills Corp.	8,955,856
255,152	Consolidated Edison, Inc.	11,994,696
201,088	FPL Group, Inc.	8,403,468
284,974	MGE Energy, Inc.	9,834,453
274,666	National Fuel Gas Co.	9,036,511
191,851	New Jersey Resources Corp.	8,719,628
309,255	Otter Tail Corp.	9,463,203
409,361	Peoples Energy Corp.	15,236,416
379,360	Piedmont Natural Gas Co., Inc.	9,199,480
272,596	Pinnacle West Capital Corp.	11,615,316
302,161	Progress Energy, Inc.	13,180,263
398,273	Vectren Corp.	10,896,749
348,226	WGL Holdings, Inc.	10,857,687
175,106	WPS Resources Corp.	9,819,944

		158,995,467

	Total Common Stocks
	(Cost $506,209,926)	505,808,304

	Money Market Fund—0.0%
82,596	AIM Liquid Asset Portfolio Private Class
	(Cost $82,596)	82,596

	Total Investments
	(Cost $506,292,522) (a)—101.1%	505,890,900
	Liabilities in excess of other assets—(1.1%)	(5,317,531)

	Net Assets—100.0%	$500,573,369

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized depreciation was $401,622 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $10,167,963 and aggregate gross unrealized depreciation of $10,569,585.

2

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

January 31, 2006 (Unaudited)

Number of shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—2.6%
1,250,725	IMPCO Technologies, Inc.*	$7,954,611

	Consumer Staples—2.1%
350,896	MGP Ingredients, Inc.	6,459,995

	Energy—30.1%
1,463,646	Ballard Power Systems, Inc. (Canada)*	8,298,873
865,002	Distributed Energy Systems Corp.*	8,831,670
626,296	Evergreen Solar, Inc.*	9,663,747
695,535	FuelCell Energy, Inc.*	7,518,733
2,176,995	Hydrogenics Corp. (Canada)*	9,339,309
432,049	Pacific Ethanol, Inc.*	8,135,483
1,144,264	Plug Power, Inc.*	6,808,371
2,491,474	Quantum Fuel Systems Technologies Worldwide, Inc.*	12,457,370
211,137	SunPower Corp., Class A*	8,439,146
272,327	Suntech Power Holdings Co. Ltd. ADR (China)*	11,571,174

		91,063,876

	Health Care—2.5%
183,937	Intermagnetics General Corp.*	7,420,019

	Industrials—9.6%
275,394	American Power Conversion Corp.	6,526,838
1,935,642	Magnetek, Inc.*	7,839,350
416,746	Medis Technologies Ltd.*	7,555,605
539,101	Ultralife Batteries, Inc.*	7,261,690

		29,183,483

	Information Technology—31.0%
739,059	American Superconductor Corp.*	8,277,460
233,173	Cree, Inc.*	6,092,810
454,535	Cypress Semiconductor Corp.*	7,695,278
718,172	Echelon Corp.*	6,391,731
836,421	Emcore Corp.*	6,833,560
186,466	International Rectifier Corp.*	6,781,768
148,288	Itron, Inc.*	7,098,547
88,379	KYOCERA Corp. ADR (Japan)	7,812,704
446,365	Maxwell Technologies, Inc.*	7,650,696
2,101,139	Mechanical Technology, Inc.*	6,870,725
286,237	MEMC Electronic Materials, Inc.*	8,180,652
263,265	Power Integrations, Inc.*	6,973,890
1,684,335	UQM Technologies, Inc.*	7,158,424

		93,818,245

1

	Materials—7.8%
70,289	Air Products & Chemicals, Inc.	4,336,128
103,277	BOC Group PLC ADR (United Kingdom)	5,461,288
78,642	Praxair, Inc.	4,142,861
728,634	Zoltek Cos., Inc.*	9,770,982

		23,711,259

	Utilities—14.4%
1,681,084	Active Power, Inc.*	8,321,366
2,093,831	Capstone Turbine Corp.*	7,935,619
182,642	Energy Conversion Devices, Inc.*	9,197,851
158,604	IDACORP, Inc.	5,021,403
232,282	Ormat Technologies, Inc.	8,187,941
125,214	Scottish Power PLC ADR (United Kingdom)	5,101,218

		43,765,398

	Total Investments
	(Cost $256,497,956) (a)—100.0%	303,376,886
	Liabilities in excess of other assets—(0.0%)	(158,598)

	Net Assets—100.0%	$303,218,288

ADR American Depositary Receipt.

*Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $46,878,930 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $49,050,181 and aggregate gross unrealized depreciation of $2,171,251.

COUNTRY BREAKDOWN
January 31, 2006

	Value	Total Net Assets

United States	$255,792,320	84.3%
Canada	17,638,182	5.8
China	11,571,174	3.8
United Kingdom	10,562,506	3.5
Japan	7,812,704	2.6

Total value of investments	303,376,886	100.0
Liabilities in excess of other assets	(158,598)	(0.0)

Net Assets	$303,218,288	100.0%

2

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—12.8%
36,003	Bed Bath & Beyond, Inc.*	$1,346,872
28,702	Carnival Corp.	1,485,616
42,432	Coach, Inc.*	1,525,430
132,465	Comcast Corp., Class A*	3,685,177
23,299	Lowe’s Cos., Inc.	1,480,651
29,336	McGraw-Hill (The) Cos., Inc.	1,497,309
17,626	NIKE, Inc., Class B	1,426,825
66,876	Staples, Inc.	1,585,630

		14,033,510

	Consumer Staples—4.1%
30,745	Costco Wholesale Corp.	1,533,868
55,616	CVS Corp.	1,543,900
47,053	Sysco Corp.	1,443,586

		4,521,354

	Energy—7.7%
21,325	EOG Resources, Inc.	1,802,816
23,916	Halliburton Co.	1,902,518
37,391	Schlumberger Ltd.	4,765,482

		8,470,816

	Financials—10.5%
68,950	American Express Co.	3,616,427
101,104	Charles Schwab (The) Corp.	1,495,328
3,911	Chicago Mercantile Exchange Holdings, Inc.	1,655,331
15,868	Franklin Resources, Inc.	1,562,998
26,208	Moody’s Corp.	1,659,491
29,676	Northern Trust Corp.	1,549,384

		11,538,959

	Health Care—22.7%
16,334	Aetna, Inc.	1,581,131
15,637	Allergan, Inc.	1,820,147
43,823	Amgen, Inc.*	3,194,258
30,511	Caremark Rx, Inc.*	1,504,192
37,311	Genentech, Inc.*	3,205,761
28,671	Gilead Sciences, Inc.*	1,745,204
31,019	McKesson Corp.	1,644,007
63,648	Medtronic, Inc.	3,594,203
31,632	St. Jude Medical, Inc.*	1,554,080
60,304	UnitedHealth Group, Inc.	3,583,264
19,897	WellPoint, Inc.*	1,528,090

		24,954,337

1

	Industrials—10.9%
23,765	Burlington Northern Santa Fe Corp.	1,904,052
27,926	Danaher Corp.	1,581,729
35,429	Norfolk Southern Corp.	1,765,781
40,794	Raytheon Co.	1,671,330
94,632	Southwest Airlines Co.	1,557,643
45,619	United Parcel Service, Inc., Class B	3,417,319

		11,897,854

	Information Technology—31.3%
45,852	Adobe Systems, Inc.*	1,821,241
22,432	Apple Computer, Inc.*	1,693,840
32,352	Broadcom Corp., Class A*	2,206,406
206,729	Cisco Systems, Inc.*	3,838,958
74,295	Corning, Inc.*	1,809,083
119,616	Dell, Inc.*	3,505,945
110,360	EMC Corp.*	1,478,824
135,333	Intel Corp.	2,878,533
130,692	Microsoft Corp.	3,678,980
146,475	Motorola, Inc.	3,326,447
78,553	QUALCOMM, Inc.	3,767,402
48,355	Texas Instruments, Inc.	1,413,417
86,112	Yahoo!, Inc.*	2,957,086

		34,376,162

	Total Common Stokcs
	(Cost $104,613,425)	109,792,992

	Money Market Fund—0.0%
40,673	AIM Liquid Asset Portfolio Private Class
	(Cost $40,673)	40,673

	Total Investments
	(Cost $104,654,098) (a)—100.0%	109,833,665
	Liabilities in excess of other assets—(0.0%)	(55,785)

	Net Assets—100.0%	$109,777,880

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $5,179,567 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,570,034 and aggregate gross unrealized depreciation of $2,390,467.

2

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.5%
	Consumer Discretionary—4.3%
109,600	Ford Motor Co.	$940,368
51,458	Gap (The), Inc.	930,875
27,256	McDonald’s Corp.	954,233

		2,825,476

	Consumer Staples—8.7%
28,960	Altria Group, Inc.	2,094,966
29,357	Campbell Soup Co.	878,655
41,565	ConAgra Foods, Inc.	861,642
18,962	General Mills, Inc.	921,743
46,739	Kroger (The) Co.*	859,998

		5,617,004

	Energy—11.7%
33,245	ConocoPhillips	2,150,951
14,855	Devon Energy Corp.	1,013,260
35,398	Exxon Mobil Corp.	2,221,224
11,407	Occidental Petroleum Corp.	1,114,578
18,006	Valero Energy Corp.	1,124,115

		7,624,128

	Financials—34.0%
15,862	Allstate (The) Corp.	825,617
58,550	Bank of America Corp.	2,589,668
9,346	Chubb (The) Corp.	881,795
26,921	Genworth Financial, Inc.	881,932
10,369	Hartford Financial Services Group (The), Inc.	852,643
9,325	Loews Corp.	920,284
8,224	M&T Bank Corp.	890,659
31,044	Merrill Lynch & Co., Inc.	2,330,474
17,905	MetLife, Inc.	898,115
36,831	Morgan Stanley	2,263,265
18,127	Principal Financial Group, Inc.	854,869
7,518	Progressive (The) Corp.	789,691
19,693	St. Paul Travelers (The) Cos., Inc.	893,668
69,262	U.S. Bancorp	2,071,626
38,633	Wachovia Corp.	2,118,247
33,065	Wells Fargo & Co.	2,061,933

		22,124,486

1

	Health Care—12.6%
7,993	CIGNA Corp.	971,949
68,681	Merck & Co., Inc.	2,369,495
98,186	Pfizer, Inc.	2,521,416
49,313	Wyeth	2,280,726

		8,143,586

	Industrials—4.4%
50,295	Cendant Corp.	841,938
15,035	Lockheed Martin Corp.	1,017,118
16,032	Northrop Grumman Corp.	996,068

		2,855,124

	Information Technology—9.1%
71,570	Hewlett-Packard Co.	2,231,553
23,959	International Business Machines Corp.	1,947,867
315,521	Lucent Technologies, Inc.*	832,975
64,398	Xerox Corp.*	921,535

		5,933,930

	Telecommunications—3.2%
66,530	Verizon Communications, Inc.	2,106,340

	Utilities—11.5%
24,694	American Electric Power Co., Inc.	921,580
33,467	Duke Energy Corp.	948,789
20,287	Edison International	888,976
17,423	Exelon Corp.	1,000,430
19,360	FirstEnergy Corp.	969,936
24,269	PG&E Corp.	905,476
30,490	PPL Corp.	918,664
26,113	Southern (The) Co.	908,732

		7,462,583

	Total Common Stocks
	(Cost $61,925,973)	64,692,657

	Money Market Fund—0.3%
210,847	AIM Liquid Asset Portfolio Private Class
	(Cost $210,847)	210,847

	Total Investments
	(Cost $62,136,820) (a)—99.8%	64,903,504
	Other assets less liabilities—0.2%	117,822

	Net Assets—100.0%	$65,021,326

*Non-income producing security.

2

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,766,684 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,377,828 and aggregate gross unrealized depreciation of $611,144.

3

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.0%
	Consumer Discretionary—15.8%
40,260	Apollo Group, Inc., Class A*	$2,241,274
63,374	Chico’s Fas, Inc.*	2,760,571
29,109	Harman International Industries, Inc.	3,201,990
131,703	Hilton Hotels Corp.	3,283,356
8,435	ITT Educational Services, Inc.*	491,761
12,822	John Wiley & Sons, Inc., Class A	485,954
16,649	O’Reilly Automotive, Inc.*	546,420
4,567	R.H. Donnelley Corp.*	299,705
12,961	SCP Pool Corp.	516,885

		13,827,916

	Energy—2.1%
13,056	Grant Prideco, Inc.*	653,976
15,944	Patterson-UTI Energy, Inc.	599,813
16,611	Pride International, Inc.*	586,534

		1,840,323

	Financials—10.1%
16,484	HCC Insurance Holdings, Inc.	511,993
23,387	Interactive Data Corp.*	527,143
9,876	Jones Lang LaSalle, Inc.	581,400
13,490	Nelnet, Inc., Class A*	554,439
12,272	SEI Investments Co.	506,220
39,229	T. Rowe Price Group, Inc.	2,998,272
157,392	TD Ameritrade Holding Corp.*	3,185,615

		8,865,082

	Health Care—21.1%
8,737	Barr Pharmaceuticals, Inc.*	572,972
44,652	C.R. Bard, Inc.	2,831,830
10,613	Cerner Corp.*	477,585
49,285	Coventry Health Care, Inc.*	2,935,907
12,931	Dade Behring Holdings, Inc.	505,990
9,777	DaVita, Inc.*	535,291
16,939	Endo Pharmaceuticals Holdings, Inc.*	486,149
35,886	Express Scripts, Inc.*	3,276,033
62,138	Humana, Inc.*	3,465,437
7,037	IDEXX Laboratories, Inc.*	540,582
7,531	Kos Pharmaceuticals, Inc.*	329,933
11,712	Lincare Holdings, Inc.*	494,949
13,248	Respironics, Inc.*	477,325
12,878	Sierra Health Services, Inc.*	510,226
9,262	Techne Corp.*	526,545
18,137	VCA Antech, Inc.*	501,851

		18,468,605

1

	Industrials—17.8%
12,427	C.H. Robinson Worldwide, Inc.	502,796
5,985	Corporate Executive Board Co.	503,578
40,343	Expeditors International of Washington, Inc.	2,966,825
6,911	Fluor Corp.	607,822
7,665	Harsco Corp.	607,221
16,719	Herman Miller, Inc.	506,586
18,150	Intermec, Inc.*	632,891
15,084	Joy Global, Inc.	815,139
11,877	Landstar System, Inc.	502,397
12,258	McDermott International, Inc.*	637,416
13,030	Monster Worldwide, Inc.*	555,860
11,552	Oshkosh Truck Corp., Class B	569,629
58,582	Precision Castparts Corp.	2,926,171
74,870	Robert Half International, Inc.	2,735,001
12,731	Thomas & Betts Corp.*	568,439

		15,637,771

	Information Technology—17.0%
16,526	ADTRAN, Inc.	484,708
12,305	Amphenol Corp., Class A	625,463
70,930	Autodesk, Inc.*	2,879,049
10,727	Fair Isaac Corp.	475,421
11,883	Global Payments, Inc.	605,201
11,490	Harris Corp.	533,481
15,535	Hyperion Solutions Corp.*	534,559
101,666	IAC/InterActiveCorp*	2,950,347
62,479	LSI Logic Corp.*	571,683
22,929	MEMC Electronic Materials, Inc.*	655,311
20,660	National Instruments Corp.	683,639
57,696	SanDisk Corp.*	3,886,402

		14,885,264

	Materials—6.8%
15,782	Allegheny Technologies, Inc.	818,297
27,953	Crown Holdings, Inc.*	523,001
10,163	Florida Rock Industries, Inc.	549,412
54,936	Freeport-McMoRan Copper & Gold, Inc., Class B	3,529,637
6,795	Martin Marietta Materials, Inc.	576,080

		5,996,427

	Telecommunications—4.7%
110,549	Nextel Partners, Inc., Class A*	3,094,267
10,176	US Cellular Corp.*	517,958
1	Verizon Communications, Inc.	32
12,835	West Corp.*	524,053

		4,136,310

2

	Utilities—3.6%
184,201	AES (The) Corp.*	3,138,785

	Total Common Stocks
	(Cost $82,025,704)	86,796,483

	Money Market Fund—0.7%
640,041	AIM Liquid Asset Portfolio Private Class
	(Cost $640,041)	640,041
	Total Investments
	(Cost $82,665,746) (a)—99.7%	87,436,524
	Other assets less liabilities—0.3%	244,853

	Net Assets—100.0%	$87,681,377

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $4,770,778 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,305,937 and aggregate gross unrealized depreciation of $1,535,159.

3

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—96.3%
	Consumer Discretionary—8.9%
11,206	AutoNation, Inc.*	$249,782
6,410	Darden Restaurants, Inc.	260,631
35,527	D.R. Horton, Inc.	1,325,867
29,224	Genuine Parts Co.	1,242,896
13,636	Goodyear Tire & Rubber (The) Co.*	213,267
9,998	Newell Rubbermaid, Inc.	236,353
4,131	VF Corp.	229,188

		3,757,984

	Consumer Staples—11.8%
66,613	Coca-Cola Enterprises, Inc.	1,314,940
5,978	Dean Foods Co.*	226,746
4,599	Energizer Holdings, Inc.*	248,852
7,097	Hormel Foods Corp.	237,962
42,935	Pepsi Bottling Group, Inc.	1,245,115
9,922	PepsiAmericas, Inc.	242,990
7,243	Pilgrim’s Pride Corp.	176,295
32,966	UST, Inc.	1,283,696

		4,976,596

	Energy—5.0%
6,281	Frontier Oil Corp.	297,657
16,174	Sunoco, Inc.	1,539,764
3,982	Tesoro Corp.	288,576

		2,125,997

	Financials—39.7%
29,939	Ameriprise Financial, Inc.	1,218,218
3,901	AmerUs Group Co.	239,404
35,788	AON Corp.	1,224,665
5,261	Assurant, Inc.	241,585
4,479	Bank of Hawaii Corp.	233,849
29,301	Cincinnati Financial Corp.	1,334,368
38,029	CNA Financial Corp.*	1,202,477
9,320	Colonial BancGroup (The), Inc.	232,068
22,051	Comerica, Inc.	1,223,169
4,467	Commerce Bancshares, Inc.	225,807
3,981	Commerce Group, Inc.	214,576
10,953	Conseco, Inc.*	266,925
6,103	Fidelity National Financial, Inc.	240,885
4,931	First American Corp.	230,869
23,400	Jefferson-Pilot Corp.	1,364,923
24,987	Lincoln National Corp.	1,362,541
3,898	Mercury General Corp.	219,730

1

5,448	Nationwide Financial Services, Inc., Class A	231,867
7,986	Ohio Casualty Corp.	240,698
10,950	Old Republic International Corp.	234,878
5,702	PMI Group (The), Inc.	246,497
5,193	Protective Life Corp.	233,425
4,110	Radian Group, Inc.	235,215
6,169	Raymond James Financial, Inc.	262,553
4,852	Reinsurance Group of America, Inc.	235,322
22,922	SAFECO Corp.	1,197,675
4,392	Stancorp Financial Group, Inc.	218,502
8,470	TCF Financial Corp.	211,665
4,233	Torchmark Corp.	237,471
18,731	UnionBanCal Corp.	1,256,663
5,775	Wilmington Trust Corp.	239,663
4,876	W.R. Berkley Corp.	240,874

		16,799,027

	Health Care—1.2%
5,233	Hospira, Inc.*	234,177
14,575	King Pharmaceuticals, Inc.*	273,281

		507,458

	Industrials—2.9%
3,060	Alliant Techsystems, Inc.*	237,150
7,174	Crane Co.	267,733
5,976	GATX Corp.	237,307
3,430	Teleflex, Inc.	216,330
3,771	Terex Corp.*	265,856

		1,224,376

	Information Technology—4.3%
7,183	Arrow Electronics, Inc.*	246,808
26,771	Computer Sciences Corp.*	1,357,289
10,425	Sybase, Inc.*	225,076

		1,829,173

	Materials—10.7%
6,685	Commercial Metals Co.	316,401
4,158	Eastman Chemical Co.	200,457
4,380	FMC Corp.*	247,120
8,525	Louisiana-Pacific Corp.	251,061
19,755	Nucor Corp.	1,663,964
29,280	Rohm & Haas Co.	1,490,352
3,642	USG Corp.*	346,718

		4,516,073

	Telecommunication Services—0.5%
6,983	CenturyTel, Inc.	232,534

	Utilities—11.3%
8,211	Alliant Energy Corp.	243,538

2

24,582	Ameren Corp.	1,247,782
24,112	Constellation Energy Group, Inc.	1,405,007
7,861	Great Plains Energy, Inc.	224,274
10,546	Pepco Holdings, Inc.	242,663
29,906	Sempra Energy	1,436,984

		4,800,248

	Total Common Stocks
	(Cost $38,990,954)	40,769,466

	Money Market Fund—0.6%
233,011	AIM Liquid Asset Portfolio Private Class
	(Cost $233,011)	233,011

	Total Investments
	(Cost $39,223,965) (a)—96.9%	41,002,477
	Other assets less liabilities—3.1%	1,329,248

	Net Assets—100.0%	$42,331,725

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,778,512 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,423,858 and aggregate gross unrealized depreciation of $645,346.

3

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks —99.5%
	Consumer Discretionary—5.0%
14,272	Ambassadors Group, Inc.	$386,058
9,502	Bright Horizons Family Solutions, Inc.*	371,338
20,079	Brightpoint, Inc.*	453,584
23,754	Champion Enterprises, Inc.*	325,667
11,717	Drew Industries, Inc.*	441,145
10,278	Guess ?, Inc.*	436,096
23,467	Playboy Enterprises, Inc., Class B*	350,597
15,058	Select Comfort Corp.*	415,601
46,129	Six Flags, Inc.*	535,557
10,934	Too, Inc.*	316,321
13,449	Ventiv Health, Inc.*	342,815

		4,374,779

	Consumer Staples—2.1%
43,483	Longs Drug Stores Corp.	1,521,470
25,541	Playtex Products, Inc.*	342,760

		1,864,230

	Energy—6.7%
143,566	Covanta Holding Corp.*	2,483,692
28,299	Hydril*	2,330,423
38,130	Parker Drilling Co.*	456,797
16,314	RPC, Inc.	539,830

		5,810,742

	Financials—7.0%
33,148	Greenhill & Co., Inc.	1,895,403
48,477	Investment Technology Group, Inc.*	2,180,495
36,483	National Financial Partners Corp.	1,952,205

		6,028,103

	Health Care—13.6%
100,991	Alkermes, Inc.*	2,458,121
68,924	Alpharma, Inc., Class A	2,305,508
5,802	Biosite, Inc.*	289,636
18,413	Dendrite International, Inc.*	267,357
11,457	DJ Orthopedics, Inc.*	376,133
21,089	First Horizon Pharmaceutical Corp.*	354,506
38,803	Haemonetics Corp.*	2,017,756
9,996	Hologic, Inc.*	514,394
56,073	Sunrise Senior Living, Inc.*	2,038,254
8,788	USANA Health Sciences, Inc.*	352,487

1

19,721	ViroPharma, Inc.*	457,724
9,094	WellCare Health Plans, Inc.*	367,670

		11,799,546

	Industrials—25.0%
8,027	Administaff, Inc.	345,482
7,333	Advisory Board (The) Co.*	366,503
7,712	Ceradyne, Inc.*	441,435
11,663	Clean Harbors, Inc.*	314,434
22,443	Continental Airlines, Class B*	469,283
51,716	EGL, Inc.*	2,115,702
4,981	EMCOR Group, Inc.*	408,542
14,260	Encore Wire Corp.*	387,302
47,855	Engineered Support Systems, Inc.	2,058,722
12,153	First Advantage Corp., Class A*	334,451
8,790	Forward Air Corp.	342,810
12,338	Gevity HR, Inc.	338,678
87,526	Heartland Express, Inc.	2,038,481
8,683	Hub Group, Inc.*	367,725
21,504	Knoll, Inc.	374,385
15,117	Labor Ready, Inc.*	352,075
4,455	Middleby (The) Corp.*	420,998
27,707	MPS Group, Inc.*	393,716
13,648	Old Dominion Freight Line, Inc.*	389,514
9,139	Portfolio Recovery Associates, Inc.*	450,096
12,945	PRA International*	337,347
63,477	Resources Connection, Inc.*	1,725,940
92,188	Rollins, Inc.	1,981,120
37,397	Spherion Corp.*	418,846
72,632	WABTEC Corp.	2,292,991
31,224	Watsco, Inc.	2,208,786

		21,675,364

	Information Technology—31.6%
11,852	Advent Software, Inc.*	311,234
8,303	ANSYS, Inc.*	364,170
43,070	Anteon International Corp.*	2,375,310
34,777	CACI International, Inc., Class A*	1,985,767
45,706	Cirrus Logic, Inc.*	387,130
7,947	Comtech Telecommunications Corp.*	253,271
8,989	Cymer, Inc.*	405,763
10,631	Digital Insight Corp.*	381,334
12,893	Diodes, Inc.*	477,557
92,099	Emulex Corp.*	1,690,017
50,482	Factset Research Systems, Inc.	2,013,222
138,955	Foundry Networks, Inc.*	2,088,494
76,848	Homestore, Inc.*	464,162
31,586	Informatica Corp.*	464,946
39,251	Intergraph Corp.*	1,499,781
8,719	iPayment, Inc.*	363,059
7,375	Itron, Inc.*	353,041
7,343	j2 Global Communications, Inc.*	350,628
13,402	Mantech International Corp.*	374,720
65,084	Netflix, Inc.*	1,793,064

2

17,123	NETGEAR, Inc.*	310,269
62,439	ON Semiconductor Corp.*	468,917
14,841	Per-Se Technologies, Inc.*	369,096
16,982	Plexus Corp.*	480,760
16,173	Power Integrations, Inc.*	428,423
11,434	Progress Software Corp.*	328,842
3,990	Quality Systems, Inc.*	353,115
27,424	Sykes Enterprises, Inc.*	356,512
16,447	Syntel, Inc.	354,433
12,528	Transaction Systems Architects, Inc.*	413,299
59,846	Trimble Navigation Ltd.*	2,395,036
21,295	TriZetto Group (The), Inc.*	390,976
29,414	Websense, Inc.*	1,939,265
21,064	Zoran Corp.*	413,065

		27,398,678

	Materials—4.4%
30,117	Greif, Inc., Class A	1,961,219
53,146	Headwaters, Inc.*	1,833,537

		3,794,756

	Telecommunications—3.5%
38,593	Arris Group, Inc.*	453,854
192,474	Centennial Communications Corp.*	1,815,030
37,638	Time Warner Telecom, Inc., Class A*	406,490
36,122	Ubiquitel, Inc.*	353,634

		3,029,008

	Utilities—0.6%
14,816	Ormat Technologies, Inc.	522,264

	Total Common Stocks
	(Cost $80,894,832)	86,297,470

	Money Market Fund—0.4%
334,298	AIM Liquid Asset Portfolio Private Class
	(Cost $334,298)	334,298

	Total Investments
	(Cost $81,229,130) (a)—99.9%	86,631,768
	Other assets less liabilities—0.1%	51,311

	Net Assets—100.0%	$86,683,079

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $5,402,637 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,063,225 and aggregate gross unrealized depreciation of $1,660,588.

3

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.6%
	Consumer Discretionary—18.3%
5,028	Arbitron, Inc.	$199,612
11,877	Asbury Automotive Group, Inc.*	213,786
5,839	Buckle (The), Inc.	205,825
2,368	Building Material Holding Corp.	187,475
43,444	Domino’s Pizza, Inc.	1,082,190
4,838	Genesco, Inc.*	188,440
6,311	Group 1 Automotive, Inc.	217,603
4,084	IHOP Corp.	200,810
6,209	K-Swiss, Inc., Class A	196,515
6,945	Lithia Motors, Inc., Class A	211,336
6,508	Men’s Wearhouse (The), Inc.*	222,378
8,589	Payless ShoeSource, Inc.*	209,228
21,550	Sinclair Broadcast Group, Inc., Class A	171,538
13,384	Skechers U.S.A., Inc., Class A*	258,980
9,452	Sonic Automotive, Inc.	222,406
5,928	Sports Authority (The), Inc.*	217,676
44,610	Tupperware Brands Corp.	990,342
29,780	United Auto Group, Inc.	1,140,575
21,631	United Stationers, Inc.*	1,082,199
35,018	Valassis Communications, Inc.*	977,002
1,672	William Lyon Homes, Inc.*	171,731
9,001	Wolverine World Wide, Inc.	216,474

		8,784,121

	Consumer Staples—0.9%
8,505	Casey’s General Stores, Inc.	216,452
10,737	Lance, Inc.	232,564

		449,016

	Energy—3.5%
3,472	Giant Industries, Inc.*	242,658
139,063	Grey Wolf, Inc.*	1,223,754
4,116	Swift Energy Co.*	203,413

		1,669,825

	Financials—31.7%
62,485	21st Century Insurance Group	1,014,756
3,013	Alabama National BanCorp.	209,464
61,369	Alfa Corp.	1,042,659
6,328	Amcore Financial, Inc.	191,928
6,275	Anchor BanCorp Wisconsin, Inc.	195,341
2,407	BancFirst Corp.	200,166
10,450	Bristol West Holdings, Inc.	190,713
5,366	Capitol Bancorp Ltd.	238,250

1

36,429	Chittenden Corp.	1,033,491
5,331	City Holding Co.	198,633
8,003	Community Bank System, Inc.	186,150
21,862	Delphi Financial Group, Inc., Class A	1,041,943
5,468	First Financial Bankshares, Inc.	200,293
4,995	Hancock Holding Co.	204,795
7,557	Harleysville Group, Inc.	208,271
10,462	Horace Mann Educators Corp.	204,951
5,373	Infinity Property & Casualty Corp.	207,290
2,958	LandAmerica Financial Group, Inc.	195,169
14,205	Phoenix (The) Cos., Inc.	214,353
4,856	Piper Jaffray Cos., Inc.*	217,694
21,083	ProAssurance Corp.*	1,079,239
10,700	Provident Financial Services, Inc.	195,810
19,835	RLI Corp.	1,083,983
4,777	Safety Insurance Group, Inc.	191,558
18,960	Selective Insurance Group, Inc.	1,099,680
5,724	State Auto Financial Corp.	220,202
3,842	Stewart Information Services Corp.	205,355
15,036	TrustCo Bank Corp. NY	190,656
36,255	Trustmark Corp.	1,026,742
29,760	UICI	1,087,133
4,253	United Fire & Casualty Co.	174,458
22,009	Zenith National Insurance Corp.	1,216,877

		15,168,003

	Health Care—0.5%
6,801	Magellan Health Services, Inc.*	248,100

	Industrials—17.2%
5,491	A.O. Smith Corp.	236,607
6,166	Acuity Brands, Inc.	233,630
2,793	AMERCO*	226,317
3,877	Banta Corp.	198,192
27,849	Brady Corp., Class A	1,107,555
9,805	Builders FirstSource, Inc.*	245,517
3,897	Cascade Corp.	198,981
36,206	CLARCOR, Inc.	1,233,900
26,321	Lincoln Electric Holdings, Inc.	1,171,548
4,999	Matthews International Corp., Class A	186,913
26,839	Nordson Corp.	1,219,027
7,137	Pacer International, Inc.	208,186
13,453	Republic Airways Holdings, Inc.*	199,508
12,326	Tetra Tech, Inc.*	206,461
25,918	Toro (The) Co.	1,145,835
3,652	Washington Group International, Inc.*	216,746

		8,234,923

	Information Technology—13.5%
79,066	BISYS Group (The), Inc.*	1,145,666
8,096	CSG Systems International*	184,346
94,306	Earthlink, Inc.*	1,076,975
24,663	Imation Corp.	1,117,974
7,741	Park Electrochemical Corp.	218,915

2

81,418	Perot Systems Corp., Class A*	1,226,968
39,330	Reynolds & Reynolds (The) Co., Class A	1,116,972
4,510	Rofin-Sinar Technologies, Inc.*	215,353
13,965	United Online, Inc.	190,902

		6,494,071

	Materials—7.5%
16,271	Carpenter Technology Corp.	1,473,503
6,275	H.B. Fuller Co.	237,132
16,479	Hercules, Inc.*	192,969
10,062	Olin Corp.	206,271
17,552	Quanex Corp.	1,090,155
5,670	Silgan Holdings, Inc.	214,666
3,324	Universal Forest Products, Inc.	190,365

		3,605,061

	Telecommunications—0.4%
5,749	Commonwealth Telephone Enterprises, Inc.	191,844

	Utilities—6.1%
28,834	Black Hills Corp.	1,026,490
8,706	Cleco Corp.	190,923
11,342	Duquesne Light Holdings, Inc.	203,929
6,160	NorthWestern Corp.	193,054
6,480	Otter Tail Corp.	198,288
34,983	WGL Holdings, Inc.	1,090,770

		2,903,454

	Total Common Stocks
	(Cost $44,783,972)	47,748,418

	Money Market Fund—0.1%
45,546	AIM Liquid Asset Portfolio Private Class
	(Cost $45,546)	45,546

	Total Investments
	(Cost $44,829,518) (a)—99.7%	47,793,964
	Other assets less liabilities—0.3%	145,191

	Net Assets—100.0%	$47,939,155

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,964,446 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,354,186 and aggregate gross unrealized depreciation of $389,740.

3

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Biotechnology—41.6%
129,943	Amgen, Inc.*	$9,471,545
478,974	Applera Corp. - Celera Genomics Group*	5,632,734
241,778	Biogen Idec, Inc.*	10,819,565
110,627	Genentech, Inc.*	9,505,072
143,111	Genzyme Corp.*	10,152,294
639,846	Human Genome Sciences, Inc.*	7,038,306
202,181	ICOS Corp.*	5,024,198
539,797	Millennium Pharmaceuticals, Inc.*	5,581,501
92,755	Millipore Corp.*	6,379,689
268,910	Myogen, Inc.*	10,035,721
296,629	Myriad Genetics, Inc.*	6,359,726
518,791	Regeneron Pharmaceuticals, Inc.*	7,901,187

		93,901,538

	Chemicals—4.7%
161,991	Sigma-Aldrich Corp.	10,509,976

	Electronics—15.1%
395,197	Applera Corp. - Applied Biosystems Group	11,199,883
121,878	Dionex Corp.*	6,463,190
136,764	Varian, Inc.*	5,247,635
267,848	Waters Corp.*	11,236,224

		34,146,932

	Healthcare-Products—2.7%
105,423	Techne Corp.*	5,993,298

	Pharmaceuticals—36.0%
311,263	Alkermes, Inc.*	7,576,141
582,659	BioMarin Pharmaceuticals, Inc.*	6,834,590
255,889	Cubist Pharmaceuticals, Inc.*	5,537,438
198,357	Gilead Sciences, Inc.*	12,073,991
568,002	Medarex, Inc.*	7,940,668
94,730	Neurocrine Biosciences, Inc.*	5,756,742
239,502	New River Pharmaceuticals, Inc.*	7,977,812
221,991	Progenics Pharmaceuticals, Inc.*	6,282,345
266,707	Rigel Pharmaceuticals, Inc.*	2,077,648
357,564	Tanox, Inc.*	6,454,030
79,328	United Therapeutics Corp.*	5,130,142
330,929	ViroPharma, Inc.*	7,680,862

		81,322,409

1

Total Investments
(Cost $208,188,887) (a)—100.1%	225,874,153
Liabilities in excess of other assets—(0.1%)	(311,125)

Net Assets—100.0%	$225,563,028

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $17,685,266 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $22,782,322 and aggregate gross unrealized depreciation of $5,097,056.

2

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—97.2%
	Agriculture—6.4%
47,512	Archer-Daniels-Midland Co.	$1,496,628

	Beverages—17.7%
27,219	Coca-Cola (The) Co.	1,126,322
32,537	Coca-Cola Enterprises, Inc.	642,280
20,972	Pepsi Bottling Group, Inc.	608,188
27,238	PepsiAmericas, Inc.	667,059
19,449	PepsiCo, Inc.	1,112,094

		4,155,943

	Commercial Services—2.7%
23,693	ARAMARK Corp., Class B	631,418

	Food—54.0%
26,488	Albertson’s, Inc.	666,173
20,459	Campbell Soup Co.	612,338
28,963	ConAgra Foods, Inc.	600,403
16,416	Dean Foods Co.*	622,659
62,606	Del Monte Foods Co.	669,258
24,220	General Mills, Inc.	1,177,335
39,840	Gold Kist, Inc.*	601,982
20,903	Great Atlantic & Pacific Tea Co.*	652,801
19,480	Hormel Foods Corp.	653,164
13,945	J.M. Smucker (The) Co.	606,608
25,785	Kellogg Co.	1,106,177
59,712	Kroger (The) Co.*	1,098,701
34,838	Lance, Inc.	754,591
20,367	McCormick & Co., Inc.	615,287
22,157	Performance Food Group Co.*	610,868
19,877	Pilgrim’s Pride Corp.	483,806
26,778	Safeway, Inc.	627,676
37,869	Tyson Foods, Inc., Class A	542,663

		12,702,490

	Retail—16.4%
25,884	Domino’s Pizza, Inc.	644,770
34,817	McDonald’s Corp.	1,218,944
23,462	Papa John’s International, Inc.*	814,835
23,751	Yum! Brands, Inc.	1,174,962

		3,853,511

	Total Common Stocks
	(Cost $22,714,316)	22,839,990

1

	Money Market Fund—0.1%
18,296	AIM Liquid Asset Portfolio Private Class
	(Cost $18,296)	18,296

	Total Investments
	(Cost $22,732,612) (a)—97.3%	22,858,286
	Other assets less liabilities—2.7%	637,949

	Net Assets—100.0%	$23,496,235

*Non-income producing security.

(a)              The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $125,674 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,134,323 and aggregate gross unrealized depreciation of $1,008,649.

2

Schedule of Investments

PowerShares Dynamic Leisure & Entertainment Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—97.3%
	Commercial Services—2.6%
26,180	ARAMARK Corp., Class B	$697,697

	Entertainment—19.4%
22,171	GTECH Holdings Corp.	740,955
43,949	International Game Technology	1,572,494
12,822	International Speedway Corp., Class A	605,840
21,016	Penn National Gaming, Inc.*	674,614
24,680	Shuffle Master, Inc.*	626,872
92,632	Six Flags, Inc.*	1,075,458

		5,296,233

	Internet—12.4%
55,630	Expedia, Inc.*	1,447,493
45,168	IAC/InterActiveCorp*	1,310,775
29,269	Priceline.com, Inc.*	645,381

		3,403,649

	Leisure Time—11.5%
28,659	Ambassadors Group, Inc.	775,226
23,768	Carnival Corp.	1,230,232
28,137	Royal Caribbean Cruises Ltd.	1,150,803

		3,156,261

	Lodging—11.2%
21,799	Aztar Corp.*	672,717
19,504	Choice Hotels International, Inc.	927,025
58,513	Hilton Hotels Corp.	1,458,729

		3,058,471

	Media—5.4%
47,124	Playboy Enterprises, Inc., Class B*	704,033
52,438	World Wrestling Entertainment, Inc.	768,216

		1,472,249

	Retail—34.8%
17,598	Brinker International, Inc.	716,239
21,813	California Pizza Kitchen, Inc.*	713,721
52,088	CKE Restaurants, Inc.	815,177
19,455	Darden Restaurants, Inc.	791,040
28,601	Domino’s Pizza, Inc.	712,451
14,646	IHOP Corp.	720,144
20,561	Jack in the Box, Inc.*	817,505

1

38,472	McDonald’s Corp.	1,346,905
25,924	Papa John’s International, Inc.*	900,341
23,891	Sonic Corp.*	691,644
26,244	Yum! Brands, Inc.	1,298,291

		9,523,458

	Total Common Stocks
	(Cost $24,523,148)	26,608,018

	Money Market Fund—2.8%
753,259	AIM Liquid Asset Portfolio Private Class
	(Cost $753,259)	753,259

	Total Investments
	(Cost $25,276,407) (a)—100.1%	27,361,277
	Liabilities in excess of other assets—(0.1%)	(24,256)

	Net Assets—100.0%	$27,337,021

*Non-income producing security.

(a)               The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,084,870 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,550,503 and aggregate gross unrealized depreciation of $465,633.

2

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—98.9%
	Advertising—14.2%
24,699	Catalina Marketing Corp.	$552,023
7,166	Getty Images, Inc.*	585,104
26,091	Harte-Hanks, Inc.	740,463
15,068	Omnicom Group, Inc.	1,232,411
5,992	R.H. Donnelley Corp.*	393,203

		3,503,204

	Commercial Services—8.3%
17,349	Arbitron, Inc.	688,755
17,095	Monster Worldwide, Inc.*	729,273
22,202	Valassis Communications, Inc.*	619,436

		2,037,464

	Internet—26.7%
25,500	aQuantive, Inc.	663,255
44,433	CNET Networks, Inc.*	667,384
148,630	HomeStore, Inc.*	897,725
24,681	InfoSpace, Inc.*	582,718
80,893	iVillage, Inc.*	608,315
42,214	Jupitermedia Corp.*	683,445
23,888	ProQuest Co.*	710,668
36,087	Sohu.com, Inc., (China)*	735,092
29,428	Yahoo!, Inc.*	1,010,557

		6,559,159

	Media—47.0%
30,642	Belo Corp., Class A	698,944
89,004	DIRECTV Group (The), Inc.*	1,230,925
46,715	EchoStar Communications Corp., Class A*	1,289,334
272,688	Gemstar-TV Guide International, Inc.*	899,870
49,799	Journal Communications, Inc., Class A	595,596
160,807	Liberty Media (The) Corp.*	1,344,348
10,687	McClatchy Co. (The), Class A	603,816
23,384	McGraw-Hill Cos. (The), Inc.	1,193,519
45,387	Playboy Enterprises, Inc., Class B*	678,082
74,397	Sinclair Broadcast Group, Inc., Class A	592,200
67,639	Time Warner, Inc.	1,185,712
49,494	Walt Disney (The) Co.	1,252,693

		11,565,039

	Software—2.7%
14,506	NAVTEQ Corp.*	651,464

1

	Total Common Stocks
	(Cost $24,312,183)	24,316,330

	Money Market Fund—0.1%
31,106	AIM Liquid Asset Portfolio Private Class
	(Cost $31,107)	31,107

	Total Investments
	(Cost $24,343,290) (a)—99.0%	24,347,437
	Other assets less liabilities—1.0%	250,654

	Net Assets—100.0%	$24,598,091

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $4,147 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,249,614 and aggregate gross unrealized depreciation of $1,245,467.

2

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.4%
	Internet—12.8%
16,075	Blue Coat Systems, Inc.*	$658,914
29,721	Internet Security Systems, Inc.*	633,652
25,509	McAfee, Inc.*	591,554
54,302	RSA Security, Inc.*	834,622
11,209	Websense, Inc.*	739,009

		3,457,751

	Semiconductors—18.8%
56,195	Agere Systems, Inc.*	697,380
27,669	Broadcom Corp., Class A*	1,887,026
307,406	Conexant Systems, Inc.*	1,032,884
27,491	DSP Group, Inc.*	806,861
35,098	Emulex Corp.*	644,048

		5,068,199

	Software—6.6%
26,210	Citrix Systems, Inc.*	808,316
98,303	Micromuse, Inc.*	978,115

		1,786,431

	Telecommunications—62.2%
35,149	ADC Telecommunications, Inc.*	891,379
23,260	Adtran, Inc.	682,216
80,075	Arris Group, Inc.*	941,682
111,768	Avaya, Inc.*	1,179,152
259,099	Ciena Corp.*	1,036,396
75,786	Cisco Systems, Inc.*	1,407,345
16,488	Comtech Telecommunications Corp.*	525,473
146,266	Extreme Networks, Inc.*	716,703
52,955	Foundry Networks, Inc.*	795,914
55,581	Juniper Networks, Inc.*	1,007,684
460,223	Lucent Technologies, Inc.*	1,214,989
53,696	Motorola, Inc.	1,219,436
35,528	NETGEAR, Inc.*	643,767
28,801	Qualcomm, Inc.	1,381,296
31,488	Scientific-Atlanta, Inc.	1,346,427
52,495	Tekelec*	821,547
73,653	Tellabs, Inc.*	942,022

		16,753,428

1

Total Investments
(Cost $24,034,102) (a)—100.4%	27,065,809
Liabilities in excess of other assets—(0.4%)	(106,666)

Net Assets—100.0%	$26,959,143

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $3,031,707 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,038,125 and aggregate gross unrealized depreciation of $1,006,418.

2

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Biotechnology—18.8%
24,650	Amgen, Inc.*	$1,796,739
17,829	Celgene Corp.*	1,268,533
20,982	Genentech, Inc.*	1,802,773
14,806	Genzyme Corp.*	1,050,338
38,356	ICOS Corp.*	953,147
102,406	Millennium Pharmaceuticals, Inc.*	1,058,878

		7,930,408

	Healthcare-Products—4.5%
32,835	Johnson & Johnson	1,889,326

	Pharmaceuticals—76.6%
52,354	Abbott Laboratories	2,259,075
11,200	Allergan, Inc.	1,303,680
40,301	Alpharma, Inc., Class A	1,348,068
18,869	Barr Pharmaceuticals, Inc.*	1,237,429
50,006	Bristol-Myers Squibb Co.	1,139,637
21,583	Cephalon, Inc.*	1,530,019
40,379	Eli Lilly & Co.	2,286,259
36,581	Endo Pharmaceuticals Holdings, Inc.*	1,049,875
67,136	First Horizon Pharmaceutical Corp.*	1,128,556
28,174	Forest Laboratories, Inc.*	1,303,893
20,525	Gilead Sciences, Inc.*	1,249,357
36,571	IVAX Corp.*	1,138,002
70,097	King Pharmaceuticals, Inc.*	1,314,319
16,261	Kos Pharmaceuticals, Inc.*	712,394
34,797	Medicis Pharmaceutical Corp., Class A	1,075,575
65,874	Merck & Co., Inc.	2,272,653
52,629	Mylan Laboratories, Inc.	1,036,791
94,176	Pfizer, Inc.	2,418,440
64,455	Pharmion Corp.*	1,074,465
56,908	Schering-Plough Corp.	1,089,788
18,803	Sepracor, Inc.*	1,070,079
32,932	Watson Pharmaceuticals, Inc.*	1,089,720
47,297	Wyeth	2,187,486

		32,315,560

	Total Common Stocks
	(Cost $40,222,611)	42,135,294

	Money Market Fund—0.1%
27,493	AIM Liquid Asset Portfolio Private Class
	(Cost $27,493)	27,493

1

Total Investments
(Cost $40,250,104) (a)—100.0%	42,162,787
Liabilities in excess of other assets—(0.0%)	(14,253)

Net Assets—100.0%	$42,148,534

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,912,683 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,126,988 and aggregate gross unrealized depreciation of $1,214,305.

2

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Electronics—2.8%
56,450	Cymer, Inc.*	$2,548,153

	Semiconductors—92.9%
151,808	Advanced Micro Devices, Inc.*	6,354,682
170,098	Agere Systems, Inc.*	2,110,916
119,349	Altera Corp.*	2,304,629
105,892	Analog Devices, Inc.	4,211,325
692,748	Atmel Corp.*	2,736,355
83,752	Broadcom Corp., Class A*	5,711,886
287,064	Cirrus Logic, Inc.*	2,431,432
81,938	Cohu, Inc.	2,322,942
930,512	Conexant Systems, Inc.*	3,126,520
80,972	Diodes, Inc.*	2,999,203
83,214	DSP Group, Inc.*	2,442,331
150,168	Intel Corp.	3,194,073
85,049	Intersil Corp.	2,471,524
57,125	Lam Research Corp.*	2,652,314
266,187	LSI Logic Corp.*	2,435,611
97,691	MEMC Electronic Materials, Inc.*	2,792,009
196,075	Micrel, Inc.*	2,405,840
67,052	Microchip Technology, Inc.	2,515,121
275,944	Micron Technology, Inc.*	4,050,858
80,586	Microsemi Corp.*	2,453,038
115,887	MKS Instruments, Inc.*	2,520,542
153,608	National Semiconductor Corp.	4,333,282
57,684	NVIDIA Corp.*	2,593,473
392,143	ON Semiconductor Corp.*	2,944,994
101,577	Power Integrations, Inc.*	2,690,775
78,345	Sirf Technology Holdings, Inc.*	2,639,443
125,191	Texas Instruments, Inc.	3,659,333
132,293	Zoran Corp.*	2,594,266

		85,698,717

	Telecommunications—4.5%
87,184	QUALCOMM, Inc.	4,181,345

	Total Investments
	(Cost $78,168,125) (a)—100.2%	92,428,215
	Liabilities in excess of other assets—(0.2%)	(148,423)

	Net Assets—100.0%	$92,279,792

*Non-income producing security.

1

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $14,260,090 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $15,348,074 and aggregate gross unrealized depreciation of $1,087,984.

2

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.3%
	Computers—12.6%
115,418	Cadence Design Systems, Inc.*	$2,038,282
17,706	DST Systems, Inc.*	1,003,222
22,119	Intergraph Corp.*	845,167
39,555	Reynolds & Reynolds (The) Co., Class A	1,123,362

		5,010,033

	Diversified Financial Services—3.1%
27,317	Investment Technology Group, Inc.*	1,228,719

	Internet—8.7%
32,616	Digital Insight Corp.*	1,169,936
22,528	j2 Global Communications, Inc.*	1,075,712
65,332	TriZetto Group (The), Inc.*	1,199,495

		3,445,143

	Software—75.9%
57,997	Adobe Systems, Inc.*	2,303,640
36,364	Advent Software, Inc.*	954,919
25,476	ANSYS, Inc.*	1,117,377
48,145	Autodesk, Inc.*	1,954,206
96,078	BMC Software, Inc.*	2,123,323
22,090	Cerner Corp.*	994,050
68,241	CA, Inc.	1,862,979
44,328	CSG Systems International, Inc.*	1,009,349
22,327	Fair Isaac Corp.	989,533
32,330	Hyperion Solutions Corp.*	1,112,475
96,905	Informatica Corp.*	1,426,442
70,846	Microsoft Corp.	1,994,315
13,865	MicroStrategy, Inc., Class A*	1,332,565
155,964	Oracle Corp.*	1,960,467
179,992	Parametric Technology Corp.*	1,126,750
35,080	Progress Software Corp.*	1,008,901
82,878	Red Hat, Inc.*	2,399,317
25,542	SEI Investments Co.	1,053,608
46,380	Serena Software, Inc.*	1,095,032
48,323	Sybase, Inc.*	1,043,294
38,437	Transaction Systems Architects, Inc.*	1,268,037

		30,130,579

1

Total Investments
(Cost $35,689,034) (a)—100.3%	39,814,474
Liabilities in excess of other assets—(0.3%)	(131,322)

Net Assets—100.0%	$39,683,152

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $4,125,440 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,526,497 and aggregate gross unrealized depreciation of $401,057.

2

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks —100.0%
	Consumer Discretionary—13.9%
17,038	4Kids Entertainment, Inc.*	$292,542
38,716	Acacia Research - Acacia Technologies*	300,049
13,757	Aftermarket Technology Corp.*	290,823
10,508	Aldila, Inc.	316,711
92,419	Alloy, Inc.*	259,697
10,210	AMREP Corp.*	291,700
16,243	Asbury Automotive Group, Inc.*	292,374
19,258	Audiovox Corp.*	288,100
11,601	Benihana, Inc., Class A*	267,867
16,905	Bluegreen Corp.*	272,509
13,957	Bon-Ton Stores (The), Inc.	294,074
53,437	Carriage Services, Inc.*	267,185
43,590	Casual Male Retail Group, Inc.*	328,233
6,996	Cavco Industries, Inc.*	296,630
12,829	Charlotte Russe Holdings, Inc.*	210,139
19,990	Cobra Electronics Corp	241,879
15,183	Dave & Buster’s, Inc.*	272,231
17,171	Delta Apparel, Inc.	334,148
29,998	Forward Industries, Inc.*	323,978
19,756	G-III Apparel Group Ltd*	282,570
19,756	Gaiam, Inc., Class A*	281,523
34,210	Hartmarx Corp.*	291,469
59,634	Home Solutions of America, Inc.*	280,876
26,220	Iconix Brand Group, Inc.*	350,038
16,443	InfoSonics Corp.*	225,105
12,763	Jakks Pacific, Inc.*	289,848
124,241	Jameson Inns, Inc.*	308,118
26,419	K2, Inc.*	314,386
8,487	Keystone Automotive Industries, Inc.*	322,845
11,734	Levitt Corp.	286,544
12,928	Lifetime Brands, Inc.	282,477
8,487	Lithia Motors, Inc., Class A	258,259
11,237	Lone Star Steakhouse & Saloon, Inc.	304,410
20,088	Luby’s, Inc.*	293,285
60,860	Main Street Restaurant Group, Inc.*	273,870
8,453	MarineMax, Inc.*	266,016
13,159	Miller Industries Inc.*	303,315
8,817	Monro Muffler Brake, Inc.	299,513
14,584	Movado Group, Inc.	275,492
17,238	O’Charleys, Inc.*	298,390
14,055	Perry Ellis International, Inc.*	285,457
31,955	PriceSmart, Inc.*	259,475
44,385	Restoration Hardware, Inc.*	232,134
21,482	Retail Ventures, Inc.*	277,762
10,974	Rocky Shoes & Boots, Inc.*	231,551
17,966	Rush Enterprises, Inc., Class A*	303,625
19,857	Russell Corp.	303,415

1

22,144	Ryan’s Restaurant Group, Inc.*	289,422
12,199	Shoe Carnival, Inc.*	292,044
81,943	Silverleaf Resorts, Inc.*	258,120
9,149	Steven Madden Ltd.*	278,404
13,026	StoneMor Partners L.P.	289,829
19,689	Stride Rite (The) Corp.	284,900
18,796	Sunterra Corp.*	269,723
18,495	Syms Corp.	286,118
20,319	United Retail Group, Inc.*	314,741
60,163	Wet Seal (The), Inc., Class A*	302,018

		16,287,956

	Consumer Staples—3.0%
68,483	Alliance One International, Inc.*	305,434
17,070	Ingles Markets, Inc., Class A	274,656
9,016	J & J Snack Foods Corp.	273,004
20,652	John B. Sanfilippo & Son, Inc.*	271,161
16,376	M&F Worldwide Corp.*	251,863
22,641	MGP Ingredients, Inc.	416,820
10,476	Nash Finch Co.	310,090
8,750	Parlux Fragrances, Inc.*	292,775
26,752	Pathmark Stores, Inc.*	290,527
52,474	Schiff Nutrition International, Inc.*	230,886
25,624	Spartan Stores, Inc.	304,157
22,109	Wild Oats Markets, Inc.*	267,298

		3,488,671

	Energy—5.2%
11,702	Adams Resources & Energy, Inc.	313,029
9,678	Arena Resources, Inc.*	331,278
6,562	Atlas Pipeline Partners, LP	277,376
22,508	Brigham Exploration Co.*	277,524
15,148	Callon Petroleum Co.	286,600
10,939	Castle Energy Corp.	307,933
6,397	Clayton Williams Energy, Inc.*	349,468
6,828	Copano Energy LLC	278,924
7,822	Crosstex Energy LP	281,592
8,652	Dawson Geophysical Co.*	279,027
10,708	Edge Petroleum Corp.*	355,184
5,900	Enbridge Energy Management LLC*	280,250
10,974	Gulf Island Fabrication, Inc.	307,601
13,061	NATCO Group, Inc.*	377,724
25,459	NGAS Resources, Inc.*	306,781
15,711	Parallel Petroleum Corp.*	331,973
27,512	T-3 Energy Services, Inc.*	378,293
12,662	Toreador Resources Corp.*	394,928
40,474	TransMontaigne, Inc.*	360,623

		6,076,108

	Financials—17.6%
11,436	ACE Cash Express, Inc.*	300,538
28,044	Affordable Residential Communities*	266,138
10,774	American Campus Communities, Inc.	267,195

2

5,834	American Physicians Capital, Inc.*	285,283
15,977	American Safety Insurance Holdings Ltd. (Bermuda)*	255,472
36,595	Anworth Mortgage Asset Corp.	300,811
10,309	Arbor Realty Trust, Inc.	270,817
25,459	Ashford Hospitality Trust, Inc.	311,618
9,780	ASTA Funding, Inc.	299,953
8,551	Banner Corp.	275,257
21,846	Boykin Lodging Co.*	283,998
25,358	Capital Lease Funding, Inc.	270,063
2,952	Capital Southwest Corp.	275,599
48,297	Capital Title Group, Inc.	275,679
9,115	Capital Trust, Inc., Class A	282,565
44,385	CBIZ, Inc.*	265,866
18,996	Cedar Shopping Centers, Inc.	280,951
51,679	Ceres Group, Inc.*	289,402
18,331	CNA Surety Corp.*	294,946
9,349	Columbia Banking Systems, Inc.	301,505
3,778	Consolidated-Tomoka Land Co.	266,689
7,458	Crescent Banking Co.	287,133
11,503	Donegal Group, Inc., Class A	267,445
17,469	EZCORP, Inc., Class A*	357,941
8,918	Federal Agricultural Mortgage Corp., Class C	253,093
7,756	First Indiana Corp.	259,283
10,043	First Potomac Realty Trust	295,365
11,138	First State Bancorporation	290,813
8,354	FirstBank NW Corp.	273,677
23,170	FirstCity Financial Corp.*	279,430
7,689	FPIC Insurance Group, Inc.*	286,415
14,850	Franklin Bank Corp.*	256,311
11,734	Gramercy Capital Corp.	309,074
24,164	Highland Hospitality Corp.	291,418
35,701	HomeBanc Corp.	297,389
5,238	IBERIABANK Corp.	289,661
13,327	Integrity Financial Corp.	276,535
17,270	Kite Realty Group Trust	272,348
16,408	KNBT Bancorp, Inc.	262,528
26,419	LaBranche & Co., Inc.*	302,498
12,696	LTC Properties, Inc.	286,549
35,568	Luminent Mortgage Capital, Inc.	295,926
14,153	Matrix Bancorp, Inc.*	330,189
45,744	Meadowbrook Insurance Group, Inc.*	264,858
23,733	Medallion Financial Corp.	271,268
17,802	Mercer Insurance Group, Inc.*	293,377
46,871	MFA Mortgage Investments, Inc.	303,724
19,556	MortgageIT Holdings, Inc.	263,028
15,778	NCO Group, Inc.*	268,699
37,193	NetBank, Inc.	279,319
26,220	NorthStar Realty Finance Corp.	287,633
10,774	NYMAGIC, Inc.	277,215
30,695	Ocwen Financial Corp.*	309,099
22,175	Partners Trust Financial Group, Inc.	261,665
26,619	Penn Treaty American Corp.*	287,219
14,020	Presidential Life Corp.	301,009
20,452	Primus Guaranty, Ltd. (Bermuda)*	264,853
24,861	ProCentury Corp.	280,183
24,265	Provident New York Bancorp	270,069

3

6,629	Safety Insurance Group, Inc.	265,823
12,829	SCPIE Holdings, Inc.*	304,432
20,785	Sizeler Property Investors, Inc.	296,394
7,094	Stifel Financial Corp.*	276,098
12,763	SWS Group, Inc.	296,484
12,962	Tarragon Corp.*	264,425
6,597	Taylor Capital Group, Inc.	255,700
9,083	TierOne Corp.	295,288
12,164	Tower Group, Inc.	233,670
19,293	U.S. Global Investors, Inc., Class A*	347,275
14,552	United America Indemnity Ltd. (Cayman Islands)*	307,775
10,309	United PanAm Financial Corp.*	302,982
17,966	Windrose Medical Properties Trust	264,100
47,036	Winthrop Realty Trust	263,402

		20,698,432

	Health Care—8.7%
15,448	Air Methods Corp.*	299,228
21,979	Albany Molecular Research, Inc.*	249,681
43,489	Allied Healthcare International, Inc.*	291,811
14,784	American Dental Partners, Inc.*	242,458
18,796	Arena Pharmaceuticals, Inc.*	318,968
16,275	Bentley Pharmaceuticals, Inc.*	358,538
35,435	BioScrip, Inc.*	272,850
25,824	Capital Senior Living Corp.*	270,894
26,321	Cerus Corp.*	376,390
12,199	CNS, Inc.	266,792
15,015	Cross Country Healthcare, Inc.*	296,696
10,144	Cutera, Inc.*	276,323
33,944	Five Star Quality Care, Inc.*	290,221
79,723	Gene Logic, Inc.*	314,906
10,277	Greatbatch, Inc.*	267,613
34,906	HealthTronics, Inc.*	285,182
9,048	Hi-Tech Pharmacal Co., Inc.*	234,434
11,800	Horizon Health Corp.*	274,822
129,676	I-trax, Inc.*	382,545
6,828	ICU Medical, Inc.*	246,081
20,186	IntegraMed America, Inc.*	269,685
33,979	IRIDEX Corp.*	277,608
10,375	Kendle International, Inc.*	259,064
14,388	Medcath Corp.*	277,976
10,673	Merge Technologies, Inc.*	281,767
11,867	National Dentex Corp.*	268,432
16,541	Natus Medical, Inc.*	312,459
16,706	NMT Medical, Inc.*	365,527
18,894	Pediatric Services of America, Inc.*	270,562
15,382	Res-Care, Inc.*	295,181
68,318	Rita Medical Systems, Inc.*	310,847
71,435	Savient Pharmaceuticals, Inc.*	319,314
11,601	Symbion, Inc.*	267,983
63,612	Vical, Inc.*	289,435
6,233	Vital Signs, Inc.	319,815

		10,202,088

4

	Industrials—20.3%
22,574	Advanced Energy Industries, Inc.*	354,186
11,734	Allied Defense Group (The), Inc. *	268,709
5,868	Ameron International Corp.	316,285
6,198	Andersons (The), Inc.	303,392
14,818	AZZ, Inc.*	364,819
65,965	Baldwin Technology Co., Inc., Class A	326,527
10,673	Barrett Business Services, Inc.*	284,969
17,998	Bowne & Co., Inc.	271,050
5,701	Cascade Corp.	291,093
9,745	CDI Corp.	265,746
9,282	Celadon Group, Inc.*	287,742
19,458	Central Parking Corp.	287,006
10,410	CIRCOR International, Inc.	285,442
12,164	Columbus McKinnon Corp.*	338,159
29,038	Comfort Systems USA, Inc.	305,189
21,216	Cronos Group (The) (Luxembourg)	270,504
28,573	Daystar Technologies, Inc.*	429,452
35,337	Distributed Energy Systems Corp.*	360,791
15,547	DXP Enterprises, Inc.*	388,675
45,282	Edgewater Technology, Inc.*	292,975
11,734	Encore Wire Corp.*	318,695
31,724	ENGlobal Corp.*	367,681
14,685	Ennis, Inc.	282,686
25,092	Evergreen Solar, Inc.*	387,170
10,011	First Advantage Corp., Class A*	275,503
14,255	Forrester Research, Inc.*	290,659
42,263	Franklin Covey Co.*	302,603
28,905	Frontier Airlines, Inc.*	194,242
10,176	Gehl Co.*	297,139
15,480	Hardinge, Inc.	277,866
16,177	Herley Industries, Inc.*	282,612
8,652	Hurco Cos., Inc.	298,494
6,629	International Aluminum Corp.	260,387
17,171	International Shipholding Corp.*	270,787
20,221	Intevac, Inc.*	321,716
13,558	Kaman Corp.	285,667
20,817	Key Technology, Inc.*	270,413
17,966	L.B. Foster Co., Class A*	288,354
11,968	Ladish Co., Inc.*	290,822
10,673	Lamson & Sessions (The) Co.*	325,633
10,508	Layne Christensen Co.*	316,816
18,828	LMI Aerospace, Inc.*	266,416
17,070	LSI Industries, Inc.	246,320
22,939	Mac-Gray Corp.*	284,444
111,776	Management Network Group (The), Inc.*	311,855
10,277	Maritrans, Inc.	269,977
25,523	Mesa Air Group, Inc.*	297,343
15,281	Mitcham Industries, Inc.*	390,277
28,607	Modtech Holdings, Inc.*	227,712
24,497	On Assignment, Inc.*	304,498
24,696	Pacific Ethanol, Inc.*	465,027
4,044	Patriot Transportation Holding, Inc.*	256,956
37,722	Perceptron, Inc.*	264,054
8,551	PHI, Inc.*	303,646
14,885	Powell Industries, Inc.*	313,329

5

9,282	Providence Service Corp.*	265,280
13,026	PW Eagle, Inc.	269,638
24,297	RailAmerica, Inc.*	239,325
17,567	Republic Airways Holdings, Inc.*	260,519
13,127	Robbins & Myers, Inc.	309,535
12,563	SCS Transportation, Inc.*	336,437
85,623	Sitel Corp.*	291,118
24,031	Source Interlink Cos., Inc.*	267,946
11,138	SOURCECORP.*	293,152
26,685	Spherion Corp.*	298,872
16,905	Standard Register (The) Co.	306,826
15,879	Sterling Construction Co., Inc.*	295,667
13,824	Sun Hydraulics Corp.	301,363
13,260	Superior Essex, Inc.*	303,521
34,508	Supreme Industries, Inc., Class A	263,986
63,147	Synagro Technologies, Inc.	279,110
5,137	Tennant Co.	278,425
10,277	Todd Shipyards Corp.	308,310
27,049	Transport Corporation Of America*	265,892
7,294	Triumph Group, Inc.*	308,244
5,967	Twin Disc, Inc.	340,417
9,181	USA Truck, Inc.*	246,877
20,750	Waste Industries USA, Inc.	312,080
53,965	Westaff, Inc.*	246,620
27,778	World Air Holdings, Inc.*	243,335

		23,833,005

	Information Technology—22.2%
36,398	24/7 Real Media, Inc.*	329,038
25,722	Access Integrated Technologies, Inc., Class*	338,244
20,984	Actel Corp.*	318,537
11,104	ADE Corp.*	361,212
19,591	Advanced Power Technology, Inc.*	295,236
44,683	Agile Software Corp.*	287,312
14,651	Agilysys, Inc.	310,601
53,867	AMICAS, Inc.*	279,031
44,518	ANADIGICS, Inc.*	295,600
136,272	Art Technology Group, Inc.*	381,561
24,297	August Technology Corp.*	276,986
14,885	Axsys Technologies, Inc.*	245,603
34,906	Bell Microproducts, Inc.*	222,002
21,181	BTU International, Inc.*	330,424
83,469	CDC Corp., Class A (Hong Kong)*	323,025
76,309	Centillium Communications, Inc.*	256,398
46,042	ChipMOS TECHNOLOGIES Ltd. (Bermuda)*	313,086
40,474	Ciber, Inc.*	254,177
12,696	Click Commerce, Inc.*	377,705
11,667	Cohu, Inc.	330,759
61,392	Computer Horizons Corp.*	283,631
30,628	Convera Corp.*	240,430
24,164	CTS Corp.	297,459
38,552	Dot Hill Systems Corp.*	292,995
60,296	ECtel Ltd. (Israel)*	275,553
35,999	Emcore Corp.*	294,112
14,419	EPIQ Systems, Inc.*	321,544

6

19,325	ePlus, Inc.*	273,256
21,349	Exar Corp.*	287,571
93,711	GigaMedia Ltd. (Taiwan)*	473,240
24,595	GSI Group, Inc. (Canada)*	327,114
41,801	Hypercom Corp.*	280,485
41,469	Integrated Silicon Solutions, Inc.*	273,281
51,777	Intellisync Corp.*	269,758
32,487	Internet Capital Group, Inc.*	294,332
31,524	Interwoven, Inc.*	299,793
11,601	Intrado, Inc.*	295,129
40,705	iPass, Inc.*	317,092
22,840	IXYS Corp.*	245,530
15,711	JDA Software Group, Inc.*	240,850
20,785	Keynote Systems, Inc.*	262,930
49,921	Kopin Corp.*	237,624
61,823	Lattice Semiconductor Corp.*	280,058
32,221	Lightbridge, Inc.*	314,155
38,055	Lionbridge Technologies*	290,360
11,072	LoJack Corp.*	272,150
21,181	Mapinfo Corp.*	299,288
70,307	McDATA Corp., Class A*	300,211
26,783	Methode Electronics, Inc.	329,431
9,248	Molecular Devices Corp.*	264,400
19,027	MRO Software, Inc.*	291,874
31,192	NeoMagic Corp.*	235,500
11,471	Neoware, Inc.*	311,438
19,724	Newport Corp.*	334,716
26,454	NU Horizons Electronics Corp.*	242,054
24,164	Online Resources Corp.*	321,381
18,432	Oplink Communications, Inc.*	328,458
13,194	Optimal Group, Inc. (Canada)*	250,686
14,518	OSI Systems, Inc.*	318,815
14,419	PAR Technology Corp.*	313,325
10,277	Park Electrochemical Corp.	290,634
29,966	Perficient, Inc.*	309,848
60,993	Pervasive Software, Inc.*	262,270
33,646	PLATO Learning, Inc.*	277,243
6,233	Preformed Line Products Co.	270,450
87,577	Quantum Corp.*	310,898
110,848	Quovadx, Inc.*	292,639
21,979	Radiant Systems, Inc.*	307,706
15,414	RadiSys Corp.*	277,144
9,216	Rimage Corp.*	301,548
20,750	Rudolph Technologies, Inc.*	317,268
12,861	Schawk, Inc.	282,942
8,750	SI International, Inc.*	266,088
33,713	SonicWALL, Inc.*	277,795
8,652	SPSS, Inc.*	278,940
26,884	Stellent, Inc.*	293,842
74,617	Stratex Networks, Inc.*	309,661
43,790	Stratos International, Inc.*	282,008
6,033	Supertex, Inc.*	180,930
63,314	SupportSoft, Inc.*	276,049
19,990	Sykes Enterprises, Inc.*	259,870
17,669	SYNNEX Corp.*	329,173
96,827	Terabeam, Inc.*	379,561

7

24,430	Tollgrade Communications, Inc.*	284,854
60,030	Triquint Semiconductor, Inc.*	292,946
16,376	Vignette Corp.*	277,409
34,640	webMethods, Inc.*	267,074
125,996	Zhone Technologies, Inc.*	289,791
18,198	Zygo Corp.*	301,905

		26,157,032

	Materials—5.2%
12,399	A. Schulman, Inc.	305,635
12,231	A.M. Castle & Co.	368,764
12,861	Applied Films Corp.*	288,987
16,807	Brush Engineered Materials, Inc.*	361,855
16,533	Charles & Colvard Ltd.*	243,527
15,746	Chesapeake Corp.	244,063
34,906	Core Molding Technologies, Inc.	266,682
82,706	ICO, Inc.	315,929
18,331	Myers Industries, Inc.	274,965
31,622	North American Palladium Ltd. (Canada)*	339,304
9,979	Northwest Pipe Co.*	285,100
6,796	Novamerican Steel, Inc. (Canada)*	292,704
10,739	Olympic Steel, Inc.	331,083
11,303	Roanoke Electric Steel Corp.	319,197
19,556	Rock-Tenn Co., Class A	273,393
10,974	Ryerson Tull, Inc.	338,877
9,545	Steel Technologies, Inc.	277,855
20,718	Tredegar Corp.	309,320
28,177	US Concrete, Inc.*	341,505
39,413	Wellman, Inc.	279,832

		6,058,577

	Telecommunications—2.7%
44,154	Broadwing Corp.*	390,762
25,459	CalAmp Corp.*	271,902
26,321	EFJ, Inc.*	295,585
82,174	Glenayre Technologies, Inc.*	320,479
25,523	MasTec, Inc.*	307,552
10,974	Orckit Communications Ltd. (Israel)*	331,964
18,331	Radyne Corp.*	251,685
36,528	REML Wireless Corp.*	382,448
30,960	Talk America Holdings, Inc.*	297,835
16,142	TESSCO Technologies, Inc.*	285,068

		3,135,280

	Utilities—1.2%
8,684	American States Water Co.	273,546
13,127	Empire District Electric (The) Co.	292,076
8,288	PICO Holdings, Inc.*	293,146
47,533	SEMCO Energy, Inc.*	269,037
18,663	Southwest Water Co.	290,770

		1,418,575

8

Total Investments
(Cost $107,579,908) (a)—100.0%	117,355,724
Liabilities in excess of other assets—0.0%	(18,308)

Net Assets—100.0%	$117,337,416

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $9,775,816 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $12,491,273 and aggregate gross unrealized depreciation of $2,715,457.

COUNTRY BREAKDOWN

January 31, 2006 (Unaudited)

		Total
	Value	Net Assets

United States	$113,330,444	96.6%
Canada	1,209,808	1.0
Bermuda	833,411	0.7
Israel	607,517	0.5
Taiwan	473,240	0.4
Hong Kong	323,025	0.3
Cayman Islands	307,775	0.3
Luxembourg	270,504	0.2

Total value of investments	117,355,724	100.0
Liabilities in excess of other assets	(18,308)	(0.0)

Net Assets	$117,337,416	100.0%

9

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.8%
	Consumer Discretionary—7.4%
74,984	Reed Elsevier NV ADR	$2,128,046
48,412	Reed Elsevier PLC ADR	1,844,497
45,654	Thomson (The) Corp.	1,638,522
46,156	Volvo AB ADR	2,251,028
16,843	WPP Group PLC ADR	935,966

		8,798,059

	Consumer Staples—14.1%
55,484	British American Tobacco PLC ADR	2,541,167
42,250	Cadbury Schweppes PLC ADR	1,682,818
42,926	Diageo PLC ADR	2,576,419
43,472	Gallaher Group PLC ADR	2,686,569
37,652	Imperial Tobacco Group PLC ADR	2,240,294
35,152	Unilever NV	2,467,670
59,995	Unilever PLC ADR	2,529,989

		16,724,926

	Energy—8.0%
32,240	BP PLC ADR	2,331,274
50,328	Eni SpA ADR	3,052,393
5,718	Imperial Oil Ltd.	599,647
15,028	Norsk Hydro ASA ADR	1,851,750
40,800	Sasol Ltd. ADR	1,660,560

		9,495,624

	Financials—44.1%
136,136	Administradora de Fondos de Pensiones Provida SA ADR	3,866,262
120,123	ABN AMRO Holding NV ADR	3,323,803
21,588	ACE Ltd.	1,181,943
56,930	Allied Irish Banks PLC ADR	2,553,311
34,918	Australia and New Zealand Banking Group Ltd. ADR	3,332,923
142,228	Banco Santander Central Hispanic SA ADR	2,029,594
36,264	Bank of Ireland ADR	2,493,150
36,008	Bank of Montreal	2,149,678
51,142	Bank of Nova Scotia	2,009,881
71,310	Barclays PLC ADR	3,047,076
35,811	Canadian Imperial Bank of Commerce	2,504,979
3,123	Everest Re Group Ltd.	301,838
35,631	HSBC Holdings PLC ADR	2,963,787
142,662	Lloyds TSB Group PLC ADR	5,249,961
20,570	Manulife Financial Corp.	1,253,742
28,764	National Australia Bank Ltd. ADR	3,709,118
25,330	PartnerRe Ltd.	1,564,887
27,851	RenaissanceRe Holdings Ltd.	1,261,929

1

25,466	Royal Bank of Canada	1,991,441
37,830	Sun Life Financial, Inc.	1,599,831
36,555	Toronto-Dominion Bank (The)	1,942,533
30,122	XL Capital Ltd., Class A	2,038,055

		52,369,722

	Health Care—3.7%
21,047	Fresenius Medical Care AG ADR	744,011
21,512	Luxottica Group SpA ADR	561,893
21,260	Novartis AG ADR	1,172,703
14,057	Novo-Nordisk A/S ADR	784,521
14,300	Smith & Nephew PLC ADR	715,000
8,627	Teva Pharmaceutical Industries Ltd. ADR	367,769

		4,345,897

	Industrials—0.6%
8,400	Canadian National Railway Co.	759,276

	Information Technology—4.2%
12,011	CANON, Inc. ADR	723,302
7,117	Dassault Systemes SA ADR	424,458
147,651	Nam Tai Electronics, Inc.	3,450,604
8,476	SAP AG ADR	435,412

		5,033,776

	Materials—5.0%
31,531	Compania de Minas Buenaventura SA ADR	874,039
31,772	CRH PLC ADR	1,015,433
70,069	Enbridge, Inc.	2,224,691
137,238	Sappi Ltd. ADR	1,795,073

		5,909,236

	Telecommunication Services—4.4%
344,162	Telstra Corp. Ltd. ADR	5,279,445

	Utilities—9.3%
36,272	Consolidated Water Co. Ltd.	832,805
44,439	E.ON AG ADR	1,658,908
73,881	Endesa SA ADR	2,110,041
114,843	Huaneng Power International, Inc. ADR	3,183,448
63,050	National Grid PLC ADR	3,253,380

		11,038,582

	Total Investments
	(Cost $117,258,912) (a)—100.8%	119,754,543
	Liabilities in excess of other assets—(0.8%)	(912,698)
	Net Assets—100.0%	$118,841,845

2

ADR American Depositary Receipt.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,495,631 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,746,219 and aggregate gross unrealized depreciation of $250,588.

COUNTRY BREAKDOWN

January 31, 2006 (Unaudited)

		Total
	Value	Net Assets

United Kingdom	$34,598,198	29.1%
Canada	18,674,219	15.7
Australia	12,321,486	10.4
Netherlands	7,919,520	6.7
Ireland	6,061,894	5.1
Bermuda	6,046,814	5.1
Spain	4,139,635	3.5
Chile	3,866,262	3.2
Italy	3,614,287	3.0
South Africa	3,455,633	2.9
Hong Kong	3,450,604	2.9
China	3,183,448	2.7
Germany	2,838,331	2.4
Sweden	2,251,028	1.9
Norway	1,851,750	1.6
Switzerland	1,172,702	1.0
Peru	874,039	0.7
Cayman Islands	832,805	0.7
Denmark	784,521	0.7
Japan	723,302	0.6
France	424,458	0.4
Israel	367,769	0.3
Barbados	301,838	0.2

Total value of investments	119,754,543	100.8
Liabilities in excess of other assets	(912,698)	(0.8)

Net Assets	$118,841,845	100.0%

3

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—14.9%
2,411	Applebee’s International, Inc.	$57,792
389	Courier Corp.	15,043
8,679	Harley-Davidson, Inc.	464,587
2,602	Harte-Hanks, Inc.	73,845
32,950	Home Depot (The), Inc.	1,336,122
1,835	John Wiley & Sons, Inc., Class A	69,547
20,242	Lowe’s Cos., Inc.	1,286,379
37,603	McDonald’s Corp.	1,316,480
2,744	Pier 1 Imports, Inc.	29,690
1,316	Polaris Industries, Inc.	71,788
4,568	Ross Stores, Inc.	130,188
1,864	Wolverine World Wide, Inc.	44,829

		4,896,290

	Consumer Staples—8.3%
2,910	Alberto-Culver Co.	128,913
20,643	Archer-Daniels-Midland Co.	650,255
19,604	Sysco Corp.	601,451
28,752	Wal-Mart Stores, Inc.	1,325,754

		2,706,373

	Financials—49.3%
15,814	Aflac, Inc.	742,467
19,776	American International Group, Inc.	1,294,537
693	Anchor BanCorp Wisconsin, Inc.	21,573
3,009	Arthur J. Gallagher & Co.	87,742
3,318	Astoria Financial Corp.	95,558
247	BancFirst Corp.	20,541
29,420	Bank of America Corp.	1,301,247
4,393	Brown & Brown, Inc.	126,211
28,121	Citigroup, Inc.	1,309,876
1,560	City National Corp.	116,953
220	Columbia Bancorp	9,304
5,647	Commerce Bancorp, Inc.	188,836
1,064	Commerce Group, Inc.	57,350
883	Corus Bankshares, Inc.	56,697
1,722	Cullen/Frost Bankers, Inc.	92,540
2,416	CVB Financial Corp.	39,743
3,411	Doral Financial Corp.	37,078
4,094	Eaton Vance Corp.	117,989
2,170	Erie Indemnity Co., Class A	115,010
5,484	Fidelity National Financial, Inc.	216,453
17,560	Fifth Third Bancorp	659,729
2,554	First BanCorp.	32,640
552	First State Banco.	14,413

1

3,199	Forest City Enterprises, Inc., Class A	121,146
19,404	Freddie Mac	1,316,754
1,014	Glacier Bancorp, Inc.	32,225
9,735	Golden West Financial Corp.	687,486
1,596	Greater Bay Bancorp	41,400
302	IBERIABANK Corp.	16,701
695	Independent Bank Corp.	19,196
3,851	Legg Mason, Inc.	499,475
3,545	M&T Bank Corp.	383,924
1,013	MAF Bancorp, Inc.	43,549
1,726	Mercury General Corp.	97,295
14,760	North Fork Bancorp, Inc.	379,627
7,238	Old Republic International Corp.	155,255
428	Old Second Bancorp, Inc.	13,315
1,457	Pacific Capital Bancorp	53,603
4,476	People’s Bank	137,368
8,721	Popular, Inc. (Puerto Rico)	177,124
2,370	Republic Bancorp, Inc.	30,692
468	Sandy Spring Bancorp, Inc.	16,338
3,136	SEI Investments Co.	129,360
3,423	Sky Financial Group, Inc.	88,040
13,056	SLM Corp.	730,614
443	Southwest Bancorp, Inc.	9,874
541	Sovran Self Storage, Inc.	26,796
1,278	State Auto Financial Corp.	49,165
10,543	State Street Corp.	637,430
606	Sterling Bancorp	14,029
1,434	Sterling Bancshares, Inc.	24,020
330	Suffolk Bancorp	11,860
9,881	Synovus Financial Corp.	273,407
4,161	T. Rowe Price Group, Inc.	318,025
4,228	TCF Financial Corp.	105,658
1,571	Texas Regional Bancshares, Inc., Class A	48,355
1,764	Trustmark Corp.	49,956
30,743	Washington Mutual, Inc.	1,301,044
21,021	Wells Fargo & Co.	1,310,869
1,008	Westamerica Bancorp	54,251

		16,159,713

	Health Care—14.0%
1,413	Arrow International, Inc.	45,216
22,450	Johnson & Johnson	1,291,773
23,124	Medtronic, Inc.	1,305,812
824	Meridian Bioscience, Inc.	20,551
50,711	Pfizer, Inc.	1,302,258
12,799	Stryker Corp.	638,670

		4,604,280

	Industrials—4.8%
5,310	Cintas Corp.	226,206
2,598	Donaldson Co., Inc.	89,761
3,370	Expeditors International of Washington, Inc.	247,830
707	Franklin Electric Co., Inc.	31,815
9,038	Illinois Tool Works, Inc.	761,813

2

638	LSI Industries, Inc.	9,206
783	McGrath RentCorp	25,416
1,158	Mine Safety Appliances Co.	46,123
571	Raven Industries, Inc.	18,044
2,712	Roper Industries, Inc.	109,429

		1,565,643

	Information Technology—5.0%
18,222	Automatic Data Processing, Inc.	800,675
2,884	Jack Henry & Associates, Inc.	59,035
9,632	Linear Technology Corp.	358,407
11,997	Paychex, Inc.	436,091

		1,654,208

	Materials—3.5%
1,106	AptarGroup, Inc.	62,423
4,918	Nucor Corp.	414,243
10,185	Praxair, Inc.	536,546
2,125	Sigma-Aldrich Corp.	137,870

		1,151,082

	Total Common Stocks
	(Cost $31,407,635)	32,737,589

	Rights—0.0%
294	Popular Inc Rights
	(Cost $0)	0

	Total Investments
	(Cost $31,407,635) (a)—99.8%	32,737,589
	Other assets less liabilities—0.2%	55,293

	Net Assets—100.0%	$32,792,882

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,329,954 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,585,977 and aggregate gross unrealized depreciation of $256,023.

3

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks —102.8%
	Consumer Discretionary—6.6%
410	Applebee’s International, Inc.	$9,828
105	Bandag, Inc.	4,685
289	Cedar Fair, L.P.	8,141
66	Courier Corp.	2,552
835	Family Dollar Stores, Inc.	19,998
1,290	Gannett Co., Inc.	79,722
933	Genuine Parts Co.	39,680
1,477	Harley-Davidson, Inc.	79,064
442	Harte-Hanks, Inc.	12,544
121	Haverty Furniture Co.	1,798
11,423	Home Depot (The), Inc.	463,202
312	John Wiley & Sons, Inc., Class A	11,825
1,038	Johnson Controls, Inc.	71,871
278	La-Z-Boy, Inc.	4,543
989	Leggett & Platt, Inc.	24,349
4,205	Lowe’s Cos., Inc.	267,228
6,768	McDonald’s Corp.	236,948
129	Media General, Inc., Class A	6,173
265	Meredith Corp.	14,511
781	New York Times (The) Co., Class A	22,102
467	Pier 1 Imports, Inc.	5,053
224	Polaris Industries, Inc.	12,219
777	Ross Stores, Inc.	22,145
736	Sherwin-Williams (The), Co.	38,934
450	Stanley Works (The)	22,068
143	Superior Industries International, Inc.	3,318
286	Talbots (The), Inc.	7,971
4,728	Target Corp.	258,858
598	VF Corp.	33,177
323	Wolverine World Wide, Inc.	7,768

		1,792,275

	Consumer Staples—20.0%
495	Alberto-Culver Co.	21,929
11,198	Altria Group, Inc.	810,063
4,175	Anheuser-Busch Cos., Inc.	173,012
3,512	Archer-Daniels-Midland Co.	110,628
2,465	Avon Products, Inc.	69,809
657	Brown-Forman Corp., Class B	46,594
810	Clorox Co.	48,479
12,794	Coca-Cola (The) Co.	529,416
2,786	Colgate-Palmolive Co.	152,924
2,792	ConAgra Foods, Inc.	57,878
1,298	Hershey (The) Co.	66,458
741	Hormel Foods Corp.	24,846
2,512	Kimberly-Clark Corp.	143,485

1

183	Lancaster Colony Corp.	7,589
713	McCormick & Co., Inc.	21,540
8,922	PepsiCo, Inc.	510,160
18,473	Procter & Gamble (The) Co.	1,094,155
4,084	Sara Lee Corp.	74,656
733	SUPERVALU, Inc.	23,405
3,336	Sysco Corp.	102,348
288	Tootsie Roll Industries, Inc.	8,366
143	Universal Corp.	6,757
22,986	Wal-Mart Stores, Inc.	1,059,883
5,442	Walgreen Co.	235,530
1,206	Wm. Wrigley Jr. Co.	77,136

		5,477,046

	Energy—7.9%
204	Buckeye Partners LP	9,202
12,072	Chevron Corp.	716,835
22,486	Exxon Mobil Corp.	1,410,997
280	Helmerich & Payne, Inc.	21,941
160	Holly Corp.	11,776

		2,170,751

	Financials—32.5%
111	1st Source Corp.	2,934
2,691	AFLAC, Inc.	126,342
431	Alfa Corp.	7,323
3,488	Allstate (The) Corp.	181,550
568	AMBAC Financial Group, Inc.	43,628
13,958	American International Group, Inc.	913,690
1,872	AmSouth Bancorp.	51,686
118	Anchor BanCorp Wisconsin, Inc.	3,673
512	Arthur J. Gallagher & Co.	14,930
729	Associated Banc-Corp.	24,669
564	Astoria Financial Corp.	16,243
42	BancFirst Corp.	3,493
421	BancorpSouth, Inc.	9,700
24,977	Bank of America Corp.	1,104,732
276	Bank of Hawaii Corp.	14,410
2,923	BB&T Corp.	114,114
747	Brown & Brown, Inc.	21,461
100	Capital City Bank Group, Inc.	3,557
343	CBL & Associates Properties, Inc.	14,516
135	Chemical Financial Corp.	4,246
252	Chittenden Corp.	7,149
1,075	Chubb Corp.	101,426
940	Cincinnati Financial Corp.	42,808
26,781	Citigroup, Inc.	1,247,458
265	City National Corp.	19,867
829	Colonial BancGroup (The), Inc.	20,642
241	Colonial Properties Trust	11,139
37	Columbia Bancorp	1,565
876	Comerica, Inc.	48,592
961	Commerce Bancorp, Inc.	32,136
364	Commerce Bancshares, Inc.	18,400

2

181	Commerce Group, Inc.	9,756
292	Commercial Net Lease Realty	6,696
161	Community Bank System, Inc.	3,745
123	Community Banks, Inc.	3,529
81	Community Trust Bancorp, Inc.	2,850
670	Compass Bancshares, Inc.	32,642
150	Corus Bankshares, Inc.	9,632
293	Cullen/Frost Bankers, Inc.	15,746
496	CVB Financial Corp.	8,163
580	Doral Financial Corp.	6,305
739	Duke Realty Corp.	26,811
118	EastGroup Properties, Inc.	5,572
697	Eaton Vance Corp.	20,088
369	Erie Indemnity Co., Class A	19,557
123	Essex Property Trust, Inc.	12,224
309	F.N.B. Corp.	5,204
5,345	Fannie Mae	309,688
284	Federal Realty Investment Trust	18,977
933	Fidelity National Financial, Inc.	36,826
2,988	Fifth Third Bancorp	112,259
72	First BanCorp.	1,619
435	First Bancorp./Puerto Rico	5,559
116	First Busey Corp.	2,383
165	First Charter Corp.	3,960
378	First Commonwealth Financial Corp.	5,103
54	First Community Bancshares, Inc.	1,843
65	First Financial Holdings, Inc.	2,020
74	First Indiana Corp.	2,474
107	First Merchants Corp.	2,738
244	First Midwest Bancorp, Inc.	8,518
94	First State Bancorp.	2,454
443	FirstMerit Corp.	11,186
544	Forest City Enterprises, Inc., Class A	20,601
1,388	Franklin Resources, Inc.	136,718
3,714	Freddie Mac	252,031
844	Fulton Financial Corp.	15,150
1,284	General Growth Properties, Inc.	66,254
173	Glacier Bancorp, Inc.	5,498
1,656	Golden West Financial Corp.	116,947
271	Greater Bay Bancorp	7,030
164	Harleysville Group, Inc.	4,520
147	Harleysville National Corp.	3,844
731	Health Care Property Investors, Inc.	20,285
257	Healthcare Realty Trust, Inc.	9,005
193	Hilb, Rogal & Hobbs Co.	7,504
171	Home Properties, Inc.	7,844
51	IBERIABANK Corp.	2,820
118	Independent Bank Corp.	3,259
154	Irwin Financial Corp.	3,299
721	Jefferson-Pilot Corp.	42,056
2,187	KeyCorp	77,398
1,222	Kimco Realty Corp.	42,880
655	Legg Mason, Inc.	84,954
280	Lexington Corporate Properties Trust	6,216
475	Liberty Property Trust	21,499
932	Lincoln National Corp.	50,822

3

603	M&T Bank Corp.	65,305
376	Macerich (The) Co.	27,286
172	MAF Bancorp, Inc.	7,394
2,956	Marsh & McLennan Cos., Inc.	89,833
1,264	Marshall & Ilsley Corp.	53,012
721	MBIA, Inc.	44,385
2,016	McGraw-Hill (The) Cos., Inc.	102,897
658	Mercantile Bankshares Corp.	24,952
294	Mercury General Corp.	16,573
102	Midland (The) Co.	3,805
3,307	National City Corp.	113,033
250	National Penn Bancshares, Inc.	5,695
2,511	North Fork Bancorporation, Inc.	64,583
1,173	Northern Trust Corp.	61,242
415	Nuveen Investments, Inc.	18,829
364	Old National Bancorp	7,619
1,232	Old Republic International Corp.	26,426
73	Old Second Bancorp, Inc.	2,271
248	Pacific Capital Bancorp	9,124
76	Park National Corp.	8,908
762	People’s Bank	23,386
54	Peoples Bancorp, Inc.	1,604
1,484	Popular, Inc. (Puerto Rico)	30,140
1,061	Progressive (The) Corp.	111,447
1,309	ProLogis	67,047
375	Protective Life Corp.	16,856
450	Realty Income Corp.	10,481
365	Regency Centers Corp.	23,524
2,507	Regions Financial Corp.	83,182
403	Republic Bancorp, Inc.	5,219
137	RLI Corp.	7,487
141	S&T Bancorp, Inc.	5,185
80	Sandy Spring Bancorp, Inc.	2,793
534	SEI Investments Co.	22,028
252	Shurgard Storage Centers, Inc., Class A	15,196
582	Sky Financial Group, Inc.	14,969
2,222	SLM Corp.	124,343
402	South Financial Group (The), Inc.	10,484
75	Southwest Bancorp, Inc.	1,672
92	Sovran Self Storage, Inc.	4,557
3,730	St. Paul Travelers (The) Cos., Inc.	169,267
217	State Auto Financial Corp.	8,348
1,794	State Street Corp.	108,465
103	Sterling Bancorp	2,384
244	Sterling Bancshares, Inc.	4,087
155	Sterling Financial Corp.	3,210
56	Suffolk Bancorp	2,013
98	Sun Communities, Inc.	3,257
1,947	SunTrust Banks, Inc.	139,113
252	Susquehanna Bancshares, Inc.	6,083
1,681	Synovus Financial Corp.	46,513
708	T. Rowe Price Group, Inc.	54,112
165	Tanger Factory Outlet Centers	5,199
719	TCF Financial Corp.	17,968
934	TD Banknorth, Inc.	27,067
267	Texas Regional Bancshares, Inc., Class A	8,218

4

354	Transatlantic Holdings, Inc.	22,426
300	Trustmark Corp.	8,496
226	United Bankshares, Inc.	8,423
738	United Dominion Realty Trust, Inc.	18,753
71	Universal Health Realty Income Trust	2,479
610	Valley National Bancorp	14,286
484	Washington Federal, Inc.	11,684
5,508	Washington Mutual, Inc.	233,098
233	Washington Real Estate Investment Trust	7,684
72	Washington Trust Bancorp, Inc.	1,941
289	Webster Financial Corp.	13,612
485	Weingarten Realty Investors	19,657
9,272	Wells Fargo & Co.	578,201
126	WesBanco, Inc.	3,751
38	Wesco Financial Corp.	14,727
179	Westamerica Bancorp	9,634
341	Whitney Holding Corp.	11,219
377	Wilmington Trust Corp.	15,646

		8,888,433

	Health Care—13.6%
8,342	Abbott Laboratories	359,957
240	Arrow International, Inc.	7,680
334	Beckman Coulter, Inc.	19,890
1,332	Becton Dickinson & Co.	86,314
564	C.R. Bard, Inc.	35,769
437	DENTSPLY International, Inc.	23,467
6,112	Eli Lilly & Co.	346,061
330	Hillenbrand Industries	16,243
15,997	Johnson & Johnson	920,467
6,504	Medtronic, Inc.	367,281
12,124	Merck & Co., Inc.	418,278
140	Meridian Bioscience, Inc.	3,492
39,639	Pfizer, Inc.	1,017,929
2,178	Stryker Corp.	108,682
179	West Pharmaceutical Services, Inc.	5,465

		3,736,975

	Industrials—12.4%
4,086	3M Co.	297,257
162	A.O. Smith Corp.	6,981
262	ABM Industries, Inc.	5,007
594	Avery Dennison Corp.	35,486
129	Banta Corp.	6,594
264	Brady Corp., Class A	10,499
278	Briggs & Stratton Corp.	9,672
165	Carlisle Cos, Inc.	11,453
3,658	Caterpillar, Inc.	248,378
903	Cintas Corp.	38,468
279	CLARCOR, Inc.	9,508
1,657	Danaher Corp.	93,852
442	Donaldson Co., Inc.	15,271
1,090	Dover Corp.	50,064
2,211	Emerson Electric Co.	171,242

5

573	Expeditors International of Washington, Inc.	42,138
120	Franklin Electric Co., Inc.	5,400
1,082	General Dynamics Corp.	125,902
41,825	General Electric Co.	1,369,768
233	Granite Construction, Inc.	9,432
224	Harsco Corp.	17,745
295	HNI Corp.	17,022
1,538	Illinois Tool Works, Inc.	129,638
109	LSI Industries, Inc.	1,573
2,279	Masco Corp.	67,572
172	Matthews International Corp., Class A	6,431
133	McGrath RentCorp	4,317
197	Mine Safety Appliances Co.	7,847
44	NACCO Industries, Inc., Class A	6,021
177	Nordson Corp.	8,039
644	Parker-Hannifin Corp.	48,796
544	Pentair, Inc.	20,890
1,227	Pitney Bowes, Inc.	52,442
47	Quixote Corp.	1,000
97	Raven Industries, Inc.	3,065
461	Roper Industries, Inc.	18,601
1,563	ServiceMaster (The) Co.	20,225
218	Teleflex, Inc.	13,749
48	Tennant Co.	2,602
376	TEPPCO Partners, L.P.	13,931
5,625	United Technologies Corp.	328,331
481	W.W. Grainger, Inc.	34,117

		3,386,326

	Information Technology—3.6%
3,101	Automatic Data Processing, Inc.	136,258
37	Badger Meter, Inc.	1,920
373	Diebold, Inc.	14,588
8,494	International Business Machines Corp.	690,562
491	Jack Henry & Associates, Inc.	10,051
1,639	Linear Technology Corp.	60,987
2,041	Paychex, Inc.	74,190

		988,556

	Materials—2.1%
1,194	Air Products & Chemicals, Inc.	73,658
251	Albemarle Corp.	10,986
188	AptarGroup, Inc.	10,611
566	Bemis Co., Inc.	17,274
1,377	Ecolab, Inc.	49,310
156	H.B. Fuller Co.	5,895
249	Martin Marietta Materials, Inc.	21,110
187	Myers Industries, Inc.	2,805
837	Nucor Corp.	70,501
898	PPG Industries, Inc.	53,431
1,733	Praxair, Inc.	91,294
1,191	Rohm & Haas Co.	60,622
633	RPM International, Inc.	11,964
362	Sigma-Aldrich Corp.	23,487

6

533	Sonoco Products Co.	16,507
107	Universal Forest Products, Inc.	6,128
574	Valspar Corp.	15,624
557	Vulcan Materials Co.	40,037

		581,244

	Telecommunications—2.5%
2,059	ALLTEL Corp.	123,602
21,043	AT&T, Inc.	546,066
704	CenturyTel, Inc.	23,443

		693,111

	Utilities—1.6%
90	American States Water Co.	2,835
694	Aqua America, Inc.	19,543
435	Atmos Energy Corp.	11,432
178	Black Hills Corp.	6,337
99	California Water Service Group	4,203
1,317	Consolidated Edison, Inc.	61,912
394	Energen Corp.	15,374
2,123	FPL Group, Inc.	88,720
645	MDU Resources Group, Inc.	23,349
110	MGE Energy, Inc.	3,796
454	National Fuel Gas Co.	14,937
148	New Jersey Resources Corp.	6,727
158	Otter Tail Corp.	4,835
206	Peoples Energy Corp.	7,667
412	Piedmont Natural Gas Co., Inc.	9,991
532	Pinnacle West Capital Corp.	22,669
1,353	Progress Energy, Inc.	59,018
459	Questar Corp.	37,399
111	Southwest Water Co.	1,729
564	UGI Corp.	12,109
409	Vectren Corp.	11,190
262	WGL Holdings, Inc.	8,169
215	WPS Resources Corp.	12,057

		445,998

	Total Common Stocks
	(Cost $27,388,233)	28,160,715

	Rights—0.0%
56	Popular Inc Rights
	(Cost $0)	0

	Total Investments
	(Cost $27,388,233) (a)—102.8%	28,160,715
	Liabilities in excess of other assets—(2.8%)	(763,905)

	Net Assets—100.0%	$27,396,810

7

(a)  The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $772,482 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,160,860 and aggregate gross unrealized depreciation of $388,378.

8

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Engineering & Construction—2.7%
90,408	McDermott International, Inc.*	$4,701,216

	Oil&Gas—41.7%
110,520	Diamond Offshore Drilling, Inc.	9,379,832
77,612	ENSCO International, Inc.	3,967,525
148,818	GlobalSantaFe Corp.	9,085,339
495,767	Grey Wolf, Inc.*	4,362,750
65,206	Helmerich & Payne, Inc.	5,109,542
414,654	Parker Drilling Co.*	4,967,555
117,621	Patterson-UTI Energy, Inc.	4,424,902
216,296	Pioneer Drilling Co.*	4,931,549
122,540	Pride International, Inc.*	4,326,887
101,392	Rowan Cos., Inc.	4,545,403
83,231	Todco, Class A*	3,712,103
107,092	Transocean, Inc.*	8,690,516
69,185	Unit Corp.*	4,130,345

		71,634,248

	Oil&Gas Services—53.5%
119,117	Baker Hughes, Inc.	9,224,421
189,624	BJ Services Co.	7,677,876
74,720	Dril-Quip, Inc.*	4,705,118
96,325	Grant Prideco, Inc.*	4,824,919
107,243	Halliburton Co.	8,531,181
56,543	Hydril*	4,656,316
81,818	Lufkin Industries, Inc.	5,514,533
111,467	National-Oilwell Varco, Inc.*	8,479,295
73,328	Oceaneering International, Inc.*	4,356,416
109,523	Oil States International, Inc.*	4,479,491
177,382	RPC, Inc.	5,869,570
71,840	Schlumberger Ltd.	9,156,008
170,123	Superior Energy Services, Inc.*	4,618,839
82,061	Tidewater, Inc.	4,794,004
113,101	Veritas DGC, Inc.*	5,096,331

		91,984,318

	Transportation—2.2%
115,981	GulfMark Offshore, Inc.*	3,799,538

	Total Investments
	(Cost $151,929,312) (a)—100.1%	172,119,320
	Liabilities in excess of other assets—(0.1%)	(114,839)

1

Net Assets—100.0%	$172,004,481

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $20,190,008 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,190,008 and gross unrealized depreciation of $0.

2

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

January 31, 2006 (Unaudited)

Nunber
of Shares		Value

	Common Stocks—99.8%
	Insurance—99.8%
42,903	AFLAC, Inc.	$2,014,296
36,244	Allstate (The) Corp.	1,886,500
19,150	AmerUs Group Co.	1,175,236
55,653	Aon Corp.	1,904,446
25,844	Assurant, Inc.	1,186,756
33,218	CNA Financial Corp.*	1,050,353
19,552	Commerce Group, Inc.	1,053,853
53,773	Conseco, Inc.*	1,310,448
29,968	Fidelity National Financial, Inc.	1,182,837
24,220	First American Corp.	1,133,980
43,851	Harleysville Group, Inc.	1,208,534
23,577	Hartford Financial Services Group (The), Inc.	1,938,737
17,173	LandAmerica Financial Group, Inc.	1,133,075
39,898	Lincoln National Corp.	2,175,637
21,300	Loews Corp.	2,102,096
40,750	MetLife, Inc.	2,044,020
26,744	Nationwide Financial Services, Inc., Class A	1,138,225
39,222	Ohio Casualty Corp.	1,182,151
22,456	ProAssurance Corp.*	1,149,523
27,049	Prudential Financial, Inc.	2,037,872
20,193	Radian Group, Inc.	1,155,645
23,822	Reinsurance Group of America, Inc.	1,155,367
20,021	SAFECO Corp.	1,046,097
27,722	Safety Insurance Group, Inc.	1,111,652
20,198	Selective Insurance Group, Inc.	1,171,484
21,550	StanCorp Financial Group, Inc.	1,072,113
33,196	State Auto Financial Corp.	1,277,050
22,275	Stewart Information Services Corp.	1,190,599
23,944	W. R. Berkley Corp.	1,182,834
23,448	Zenith National Insurance Corp.	1,296,440

	Total Investments
	(Cost $40,516,078) (a)—99.8%	41,667,856
	Other assets less liabilities—0.2%	96,613

	Net Assets—100.0%	$41,764,469

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,151,778 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,579,499 and aggregate gross unrealized depreciation of $427,721.

1

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Building Materials—3.3%

29,082	Builders Firstsource, Inc.*	$728,213

	Commercial Services—2.9%
24,860	Adesa, Inc.	636,416

	Distribution/Wholesale—7.6%
7,023	Building Material Holding Corp.	556,011
13,051	Genuine Parts Co.	555,059
14,609	SCP Pool Corp.	582,607

		1,693,677

	Food—12.3%
44,402	Albertson’s, Inc.	1,116,710
19,116	Great Atlantic & Pacific Tea Co., Inc.*	596,993
54,601	Kroger (The) Co.*	1,004,658

		2,718,361

	Retail—70.9%
24,099	American Eagle Outfitters, Inc.	650,191
35,214	Asbury Automotive Group, Inc.*	633,852
28,134	AutoNation, Inc.*	627,107
24,668	Bed Bath & Beyond, Inc.	922,830
17,312	Buckle (The, Inc.	610,248
20,300	Claire’s Stores, Inc.	642,698
60,111	Gap (The, Inc.	1,087,408
14,359	Genesco, Inc.*	559,283
18,729	Group 1 Automotive, Inc.*	645,776
25,110	Home Depot, Inc.	1,018,211
19,688	J. C. Penney Co., Inc.	1,098,590
20,604	Lithia Motors, Inc.	626,980
19,304	Men’s Wearhouse, Inc.*	659,618
27,853	Nordstrom, Inc.	1,162,028
18,765	O’Reilly Automotive, Inc.*	615,867
21,431	Pacific Sunwear of California, Inc.*	525,274
25,470	Payless ShoeSource, Inc.*	620,449
28,031	Sonic Automotive, Inc.	659,569
17,584	Sports Authority (The), Inc.*	645,684
45,813	Staples, Inc.	1,086,226
16,220	United Auto Group, Inc.	621,226

		15,719,115

1

	Trucking & Leasing—3.0%
8,277	Amerco, Inc.*	670,685

	Total Investments
	(Cost $20,342,802)(a)—100.0%	22,166,467
	Liabilities in excess of other assets—(0.0%)	(10,830)

	Net Assets—100.0%	$22,155,637

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,823,665 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,102,043 and aggregate gross unrealized depreciation of $278,378.

2

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

January 31, 2006 (Unaudited)

Number
of Shares		Value

	Common Stocks—96.9%
	Building Materials—15.7%
76,945	Builders FirstSource, Inc.*	$1,926,703
30,311	Florida Rock Industries, Inc.	1,638,613
52,345	Lennox International, Inc.	1,672,423
26,079	Universal Forest Products, Inc.	1,493,544
24,173	USG Corp.*	2,301,269

		9,032,552

	Commercial Services—2.6%
107,734	Quanta Services, Inc.*	1,492,116

	Distribution/Wholesale—5.3%
18,579	Building Material Holding Corp.	1,470,899
38,656	SCP Pool Corp.	1,541,602

		3,012,501

	Engineering & Construction—18.1%
21,900	EMCOR Group, Inc.*	1,796,238
37,787	Fluor Corp.	3,323,366
39,633	Granite Construction, Inc.	1,604,344
23,471	Jacobs Engineering Group, Inc.*	1,956,777
28,682	Washington Group International, Inc.*	1,702,277

		10,383,002

	Forest Products & Paper—2.9%
56,625	Louisiana-Pacific Corp.	1,667,606

	Home Builders—29.5%
104,440	Champion Enterprises, Inc.*	1,431,872
76,966	D.R. Horton, Inc.	2,872,371
39,201	KB Home	2,987,116
2,060	NVR, Inc.*	1,636,155
65,243	Pulte Homes, Inc.	2,603,196
20,130	Ryland Group, Inc.	1,456,607
77,114	Toll Brothers, Inc.*	2,621,876
13,110	William Lyon Homes, Inc.*	1,346,528

		16,955,721

	Machinery-Constr&Mining—8.8%
48,637	Caterpillar, Inc.	3,302,452
25,035	Terex Corp.*	1,764,968

1

		5,067,420

	Machinery-Diversified—6.2%
30,563	Cascade Corp.	1,560,547
30,442	Manitowoc Co.	2,024,393

		3,584,940

	Metal Fabricate/Hardware—3.1%
43,987	Valmont Industries, Inc.	1,761,679

	Retail—4.7%
66,443	Home Depot, Inc.	2,694,264

	Total Investments
	(Cost $50,182,961)(a)—96.9%	55,651,801
	Other assets less liabilities—3.1%	1,775,410

	Net Assets—100.0%	$57,427,211

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $5,468,840 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,016,825 and aggregate gross unrealized depreciation of $547,985

2

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Electric—82.8%
62,214	AES (The) Corp.*	$1,060,127
34,086	Allegheny Energy, Inc.*	1,185,852
34,728	Alliant Energy Corp.	1,030,032
18,492	Ameren Corp.	938,654
48,596	American Electric Power Co., Inc.	1,813,603
73,526	CenterPoint Energy, Inc.	939,662
43,494	Cleco Corp.	953,823
18,141	Constellation Energy Group, Inc.	1,057,076
37,167	DPL, Inc.	952,962
56,667	Duquesne Light Holdings, Inc.	1,018,873
39,911	Edison International	1,748,900
45,329	El Paso Electric Co.*	928,338
34,276	Exelon Corp.	1,968,128
38,091	FirstEnergy Corp.	1,908,359
33,254	Great Plains Energy, Inc.	948,737
30,774	NorthWestern Corp.	964,457
41,467	Ormat Technologies, Inc.	1,461,712
32,375	Otter Tail Corp.	990,675
44,581	Pepco Holdings, Inc.	1,025,809
47,753	PG&E Corp.	1,781,664
59,984	PPL Corp.	1,807,318
24,612	SCANA Corp.	988,664
51,379	Southern (The) Co.	1,787,989
19,696	UIL Holdings Corp.	952,105
42,509	Westar Energy, Inc.	875,685

		31,089,204

	Energy-Alternate Sources—3.4%
73,803	Covanta Holding Corp.*	1,276,792

	Gas—8.0%
28,614	KeySpan Corp.	1,027,815
41,243	Sempra Energy	1,981,726

		3,009,541

	Pipelines—2.7%
30,018	National Fuel Gas Co.	987,592

	Water—3.1%
27,316	California Water Service Group	1,159,564

1

Total Investments
(Cost $35,584,496) (a)—100.0%	37,522,693
Other assets less liabilities—0.0%	12,719

Net Assets—100.0%	$37,535,412

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,938,197 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,136,034 and aggregate gross unrealized depreciation of $197,837.

2

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.1%
	Gas—2.4%
44,581	Energen Corp.	$1,739,551

	Oil&Gas—96.7%
33,675	Anadarko Petroleum Corp.	3,630,839
29,924	Atlas America, Inc.*	2,102,161
28,496	Berry Petroleum Co., Class A	2,264,292
42,050	Burlington Resources, Inc.	3,837,483
57,071	Chesapeake Energy Corp.	1,999,768
48,058	ConocoPhillips	3,109,353
50,115	Devon Energy Corp.	3,418,344
42,196	EOG Resources, Inc.	3,567,250
51,167	Exxon Mobil Corp.	3,210,729
45,532	Frontier Oil Corp.	2,157,761
29,734	Giant Industries, Inc.*	2,078,109
64,282	KCS Energy, Inc.*	1,866,106
33,355	Murphy Oil Corp.	1,901,235
35,432	Newfield Exploration Co.*	1,856,637
42,874	Noble Energy, Inc.	1,984,209
51,807	Occidental Petroleum Corp.	5,062,050
28,363	Penn Virginia Corp.	1,855,507
31,123	Pioneer Natural Resources Co.	1,652,631
33,021	Pogo Producing Co.	1,980,930
50,308	Remington Oil & Gas Corp*	2,253,798
46,007	Southwestern Energy Co.*	1,984,742
45,309	St. Mary Land & Exploration Co.	1,977,285
20,854	Sunoco, Inc.	1,985,301
35,278	Swift Energy Co.*	1,743,439
28,881	Tesoro Corp.	2,093,006
30,543	Ultra Petroleum Corp.*	2,101,053
60,741	Valero Energy Corp.	3,792,061
57,869	W&T Offshore, Inc.	2,310,130

		69,776,209

	Total Investments
	(Cost $59,531,099) (a)—99.1%	71,515,760
	Other assets less liabilities—0.9%	612,216

	Net Assets—100.0%	$72,127,976

*Non-income producing security.

1

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $11,984,661 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $11,984,661 and aggregate gross unrealized depreciation of  $0.

2

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.3%
	Automobile Manufacturers—2.5%
17,501	Toyota Motor Corp. ADR (Japan)	$1,815,029

	Biotechnology—4.8%
757,988	BioSante Pharmaceuticals, Inc.*	3,554,964

	Chemicals—10.9%
29,727	Air Products & Chemicals, Inc.	1,833,858
23,262	BASF AG ADR (Germany)	1,832,348
41,490	E.I. du Pont de Nemours & Co.	1,624,334
101,357	Symyx Technologies*	2,803,534

		8,094,074

	Commercial Services—12.4%
1,410,383	Altair Nanotechnologies, Inc.*	4,865,822
846,234	Arrowhead Research Corp.*	4,315,793

		9,181,615

	Computers—9.9%
323,988	Cambridge Display Technology, Inc. (United Kingdom)*	3,670,785
62,108	Hewlett-Packard Co.	1,936,527
21,507	International Business Machines Corp.	1,748,519
		7,355,831

	Electronics—8.9%
145,376	FEI Co.*	3,355,278
190,773	NVE Corp.*	3,224,045

		6,579,323

	Energy-Alternate Sources—3.7%
78,394	Headwaters, Inc.*	2,704,593

	Healthcare-Products—4.0%
809,960	Immunicon Corp.*	2,988,752

	Investment Companies—4.3%
206,476	Harris & Harris Group, Inc.*	3,183,860

	Miscellaneous Manufacturing—16.0%
23,066	3M Co.	1,678,052
50,913	General Electric Co.	1,667,401
541,003	Nanophase Technologies Corp.*	3,992,602
816,961	Westaim (The), Corp. (Canada)*	4,525,963

		11,864,018

1

	Pharmaceuticals—16.0%
370,569	Accelrys, Inc.*	2,519,869
72,973	American Pharmaceutical Partners, Inc.*	2,438,758
203,952	Elan Corp. PLC ADR (Ireland)*	3,244,876
157,490	Flamel Technologies ADR (France)*	3,683,691

		11,887,194

	Semiconductors—6.9%
70,107	Intel Corp.	1,491,176
168,145	Veeco Instruments, Inc.*	3,657,154

		5,148,330

	Total Investments
	(Cost $66,510,263) (a)—100.3%	74,357,583
	Liabilities in excess of other assets—(0.3%)	(254,309)

	Net Assets—100.0%	$74,103,274

ADR American Depositary Receipt.
*Non-income producing security.
(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $7,847,320 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,749,721 and aggregate gross unrealized depreciation of $902,401.

COUNTRY BREAKDOWN January 31, 2006 (Unaudited)

		Total
	Value	Net Assets

United States	$55,584,891	75.0%
Canada	4,525,963	6.1
France	3,683,691	5.0
United Kingdom	3,670,785	4.9
Ireland	3,244,876	4.4
Germany	1,832,348	2.5
Japan	1,815,029	2.4

Total value of investments	74,357,583	100.3
Liabilities in excess of other assets	(254,309)	(0.3)

Net Assets	$74,103,274	100.0%

2

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Aerospace/Defense—50.0%
9,241	Alliant Techsystems, Inc.*	$716,178
5,070	ARGON ST, Inc.*	145,154
8,803	Armor Holdings, Inc.*	419,639
62,295	Boeing Co.	4,255,371
7,066	DRS Technologies, Inc.	351,110
5,088	EDO Corp.	140,581
10,536	Engineered Support Systems, Inc.	453,259
6,383	Esterline Technologies Corp.*	264,065
13,832	GenCorp, Inc.*	277,055
25,542	General Dynamics Corp.	2,972,067
30,966	Goodrich Corp.	1,219,131
3,649	Herley Industries, Inc.*	63,748
30,129	L-3 Communications Holdings, Inc.	2,441,052
55,329	Lockheed Martin Corp.	3,743,007
9,753	Moog, Inc., Class A*	326,823
3,974	MTC Technologies, Inc.*	116,081
46,201	Northrop Grumman Corp.	2,870,468
13,892	Orbital Sciences Corp.*	179,207
68,518	Raytheon Co.	2,807,182
43,590	Rockwell Collins, Inc.	2,045,243
8,479	Teledyne Technologies, Inc.*	277,094
2,840	United Industrial Corp.	129,021
77,421	United Technologies Corp.	4,519,063

		30,731,599

	Auto Manufacturers—1.5%
18,532	Oshkosh Truck Corp.	913,813

	Computers—6.9%
9,376	Anteon International Corp.*	517,086
7,595	CACI International, Inc., Class A *	433,675
46,609	Computer Sciences Corp.*	2,363,077
7,329	Intergraph Corp.*	280,041
5,356	Mercury Computer Systems, Inc.*	103,692
3,359	NCI, Inc.*	45,884
2,847	SI International, Inc.*	86,577
13,786	SRA International, Inc., Class A *	437,843

		4,267,875

	Electronics—6.2%
2,164	American Science & Engineering, Inc.*	139,037
23,432	Cogent, Inc.*	563,071
6,738	Cubic Corp.	150,190
17,493	Flir Systems, Inc.*	414,584
27,192	Garmin Ltd. (Cayman Islands)	1,691,615
4,097	OSI Systems, Inc.*	89,970
15,486	Taser International, Inc.*	145,414
13,564	Trimble Navigation Ltd.*	542,831

1

4,856	Viisage Technology, Inc.*	87,262

		3,823,974

	Media—13.9%
193,724	DIRECTV Group (The), Inc.*	2,679,203
90,500	EchoStar Communications Corp., Class A *	2,497,800
335,434	Sirius Satellite Radio, Inc.*	1,901,911
55,979	XM Satellite Radio Holdings, Inc., Class A *	1,465,530

		8,544,444

	Metal Fabricate/Hardware—2.7%
33,474	Precision Castparts Corp.	1,672,026

	Miscellaneous Manufactur—11.2%
6,672	Ceradyne, Inc.*	381,905
106,934	Honeywell International, Inc.	4,108,405
23,264	ITT Industries, Inc.	2,384,560

		6,874,870

	Packaging & Containers—1.7%
26,235	Ball Corp.	1,062,518

	Software—0.4%
8,338	Mantech International Corp.*	233,130

	Telecommunications—5.6%
40,243	Andrew Corp.*	521,952
2,898	Applied Signal Technology, Inc.	67,147
5,394	Essex Corp.*	110,307
33,701	Harris Corp.	1,564,736
3,685	KVH Industries, Inc.*	40,830
30,914	PanAmSat Holding Corp.	764,503
6,354	SafeNet, Inc.*	199,643
6,838	Viasat, Inc.*	172,318

		3,441,436

	Total Investments
	(Cost $59,295,661) (a)—100.1%	61,565,685
	Liabilities in excess of other assets—(0.1%)	(47,743)

	Net Assets—100.0%	$61,517,942

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,270,024 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,121,816 and aggregate gross unrealized depreciation of $851,792.

2

COUNTRY BREAKDOWN
January 31, 2006 (Unaudited)

		Total
	Value	Net Assets

United States	$59,874,070	97.3%
Cayman Islands	1,691,615	2.8

Total value of investments	61,565,685	100.1
Liabilities in excess of other assets	(47,743)	(0.1)

Net Assets	$61,517,942	100.0%

3

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Commercial Services—2.5%
26,368	Coinstar, Inc.*	$656,563

	Computers—43.3%
63,056	Advanced Digital Information Corp.*	631,191
17,264	Apple Computer, Inc.*	1,303,604
39,488	Dell, Inc.*	1,157,393
25,344	Electronics for Imaging, Inc.*	700,762
84,992	EMC Corp. (Massachusetts)*	1,138,893
211,395	Gateway, Inc.*	574,994
40,288	Hewlett-Packard Co.	1,256,180
19,664	Komag, Inc.*	925,388
13,904	Lexmark International, Inc., Class A*	675,317
20,224	NCR Corp.*	751,322
40,912	Network Appliance, Inc.*	1,276,454
44,288	Western Digital Corp.*	968,136

		11,359,634

	Electronics—31.7%
33,552	Agilent Technologies, Inc.*	1,137,748
21,392	Benchmark Electronics, Inc.*	781,450
27,152	Checkpoint Systems, Inc.*	732,289
19,520	Jabil Circuit, Inc.*	788,608
18,016	Multi-Fineline Electronix, Inc.*	968,540
26,176	National Instruments Corp.	866,164
31,728	Plexus Corp.*	898,220
149,475	Sanmina-SCI Corp.*	629,290
177,987	Solectron Corp.*	679,910
20,528	Trimble Navigation Ltd.*	821,531

		8,303,750

	Home Furnishings—2.8%
6,560	Harman International Industries, Inc.	721,600

	Internet—2.7%
21,616	Avocent Corp.*	719,164

	Office/Business Equipment—12.4%
23,008	Intermec, Inc.*	802,289
29,056	Pitney Bowes, Inc.	1,241,853
84,576	Xerox Corp.*	1,210,283

		3,254,425

1

	Semiconductors—2.2%
31,600	Emulex Corp.*	579,860

	Telecommunications—2.5%
15,472	Scientific-Atlanta, Inc.	661,583

	Total Investments
	(Cost $24,398,390) (a)—100.1%	26,256,579
	Liabilities in excess of other assets—(0.1%)	(23,652)

	Net Assets—100.0%	$26,232,927

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $1,858,189 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,226,119 and aggregate gross unrealized depreciation of $367,930.

2

Schedule of Investment

PowerShares Dynamic Telecommunications & Wireless Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.8%
	Electronics—3.4%
23,148	Trimble Navigation Ltd.*	$926,383

	Internet—5.3%
65,106	EarthLink, Inc.*	743,510
52,488	United Online, Inc.	717,511

		1,461,021
	Media—4.8%
96,912	DIRECTV Group (The), Inc.*	1,340,293

	Software—2.5%
30,420	CSG Systems International, Inc.*	692,663

	Telecommunications—83.8%
20,016	ALLTEL Corp.	1,201,560
51,444	American Tower Corp., Class A*	1,591,677
42,549	AT&T, Inc.	1,104,147
61,884	Avaya, Inc.*	652,876
48,852	BellSouth Corp.	1,405,472
22,230	CenturyTel, Inc.	740,259
57,258	Citizens Communications Co.	702,556
21,600	Commonwealth Telephone Enterprises, Inc.	720,792
16,740	Comtech Telecommunications Corp.*	533,504
27,792	Crown Castle International Corp.*	879,061
99,648	Dobson Communications Corp., Class A*	739,388
26,820	Golden Telecom, Inc. (Russia)	777,244
16,416	Harris Corp.	762,195
467,136	Lucent Technologies, Inc.*	1,233,239
54,504	Motorola, Inc.	1,237,786
28,098	Nextel Partners, Inc., Class A*	786,463
141,606	Qwest Communications International, Inc.*	852,468
40,824	SBA Communications Corp., Class A*	892,004
52,113	Syniverse Holdings, Inc.*	1,251,233
32,706	NTL, Inc. (United Kingdom)*	762,050
79,272	Time Warner Telecom, Inc., Class A*	856,138
76,068	UbiquiTel, Inc.*	744,706
14,544	United States Cellular Corp.*	740,290
42,210	Verizon Communications, Inc.	1,336,369
26,442	ViaSat, Inc.*	666,338

		23,169,815

1

Total Investments
(Cost $26,756,493) (a)—99.8%	27,590,175
Other assets less liabilities—0.2%	52,350

Net Assets—100.0%	$27,642,525

* Non-income producing security.

(a)                                  The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $833,682 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,245,780 and aggregate gross unrealized depreciation of $412,098.

COUNTRY BREAKDOWN

January 31, 2006 (Unaudited)

	Value	Total Net Assets

United States	$26,050,881	94.2%
Russia	777,244	2.8
United Kingdom	762,050	2.8

Total value of investments	27,590,175	99.8
Other assets less liabilities	52,350	0.2

Net Assets	$27,642,525	100.0%

2

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

January 31, 2006 (Unaudited)

Nunber of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—8.6%
39,704	Bed Bath & Beyond, Inc.*	$1,485,327
20,720	Building Material Holding Corp.	1,640,402
40,432	Home Depot (The), Inc.	1,639,518
44,912	Nordstrom, Inc.	1,873,729
30,240	Oxford Industries, Inc.	1,373,198
		8,012,174

	Energy—25.4%
22,344	Arch Coal, Inc.	1,937,672
23,464	Burlington Resources, Inc.	2,141,325
39,088	Cabot Oil & Gas Corp.	2,015,768
58,352	Chesapeake Energy Corp.	2,044,654
27,944	Devon Energy Corp.	1,906,060
37,128	EnCana Corp. (Canada)	1,851,202
23,520	EOG Resources, Inc.	1,988,381
36,232	Newfield Exploration Co.*	1,898,557
21,616	Peabody Energy Corp.	2,151,007
47,040	Southwestern Energy Co.*	2,029,306
35,392	Western Gas Resoures, Inc.	1,681,120
40,208	XTO Energy, Inc.	1,973,409

		23,618,461

	Financials—9.7%
111,499	Charles Schwab (The Corp.)	1,649,070
4,312	Chicago Mercantile Exchange Holdings, Inc.	1,825,054
88,088	ETrade Financial Corp.*	2,095,613
13,608	Legg Mason, Inc.	1,764,958
22,288	Prudential Financial, Inc.	1,679,178

		9,013,873

	Health Care—9.0%
11,648	Alcon, Inc. (Switzerland)	1,490,012
17,248	Allergan, Inc.	2,007,667
20,720	Amgen, Inc.*	1,510,281
72,856	Biovail Corp. (Canada)*	1,650,188
30,072	Medtronic, Inc.	1,698,166

		8,356,314

	Industrials—13.2%
41,328	C.H. Robinson Worldwide, Inc.	1,672,131
37,856	Ceradyne, Inc.*	2,166,878
83,888	Columbus McKinnon Corp.*	2,332,087

1

36,736	JLG Industries, Inc.	2,001,377
37,016	Tennant Co.	2,006,267
40,656	Trinity Industries, Inc.	2,075,895

		12,254,635

	Information Technology—28.5%
54,992	ADTRAN, Inc.	1,612,915
48,048	Agilent Technologies, Inc.*	1,629,308
57,680	Hewlett-Packard Co.	1,798,462
66,416	Intersil Corp.	1,930,049
51,240	Jabil Circuit, Inc.*	2,070,096
30,464	Marvell Technology Group Ltd. (Bermuda)*	2,084,347
65,576	Molecular Devices Corp.*	1,874,818
69,272	Motorola, Inc.	1,573,167
45,080	NVIDIA Corp.*	2,026,797
67,760	Park Electrochemical Corp.	1,916,253
83,328	Plexus Corp.*	2,359,016
132,048	Powerwave Technologies, Inc.*	1,929,221
72,296	Red Hat, Inc.*	2,092,969
53,315	Texas Instruments, Inc.	1,558,397

		26,455,815

	Materials—3.8%
33,824	Florida Rock Industries, Inc.	1,828,526
29,120	Universal Forest Products, Inc.	1,667,702

		3,496,228

	Utilities—1.9%
21,952	Questar Corp.	1,788,649

	Total Investments
	(Cost $88,020,298) (a)—100.1%	92,996,149
	Liabilities in excess of assets —(0.1%)	(44,123)

	Net Assets—100.0%	$92,952,026

* Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $4,975,851 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,056,860 and aggregate gross unrealized depreciation of $1,081,009.

COUNTRY BREAKDOWN January 31, 2006 (Unaudited)

	Value	Total Net Assets

United States	$85,920,400	92.5%
Canada	3,501,390	3.8
Bermuda	2,084,347	2.2
Switzerland	1,490,012	1.6
Total value of investments	92,996,149	100.1
Liabilities in excess of other assets	(44,123)	(0.1)

Net Assets	$92,952,026	100.0%

2

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Biotechnology—3.9%
197,266	Millipore Corp.*	$13,567,955

	Chemicals—1.0%
51,089	Ashland, Inc.	3,367,787

	Electric—1.0%
94,299	Suez SA ADR (France)	3,505,094

	Electrical Components & Equipment—0.9%
39,175	Emerson Electric Co.	3,034,104

	Electronics—7.2%
168,342	Badger Meter, Inc.	8,733,583
72,194	Itron, Inc.*	3,455,927
384,854	Watts Water Technologies, Inc., Class A	12,961,882

		25,151,392

	Engineering & Construction—10.5%
613,822	Insituform Technologies, Inc., Class A*	15,597,217
441,858	Layne Christensen Co.*	13,322,019
173,069	URS Corp.*	7,403,892

		36,323,128

	Environmental Control—12.8%
2,265,473	Calgon Carbon Corp.	16,447,334
710,629	Nalco Holding Co.*	13,111,105
1,722,179	Synagro Technologies, Inc.	7,612,031
424,227	Tetra Tech, Inc*	7,105,802

		44,276,272

	Hand/Machine Tools—3.8%
292,540	Franklin Electric Co., Inc.	13,164,300

	Healthcare-Products—3.1%
141,442	IDEXX Laboratories, Inc.*	10,865,574

	Machinery-Diversified—4.5%
76,681	Flowserve Corp.*	3,525,792
71,995	IDEX Corp.	3,311,770
352,225	Lindsay Manufacturing Co.	8,791,536

		15,629,098

1

	Metal Fabricate/Hardware—2.3%
195,569	Valmont Industries, Inc.	7,832,538

	Miscellaneous Manufacturing—18.3%
38,359	3M Co.	2,790,617
183,716	Danaher Corp.	10,405,674
84,691	General Electric Co.	2,773,630
125,451	ITT Industries, Inc.	12,858,728
484,256	Pall Corp.	13,946,573
379,734	Pentair, Inc.	14,581,786
76,234	Roper Industries, Inc.	3,076,042
34,639	Siemens AG ADR (Germany)	3,172,932

		63,605,982

	Water—30.7%
417,563	American States Water Co.	13,153,235
483,645	Aqua America, Inc.	13,619,443
340,748	California Water Service Group	14,464,753
759,196	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	15,745,725
632,458	Consolidated Water Co., Ltd. (Cayman Islands)*	14,521,236
896,803	Southwest Water Co.	13,972,191
551,556	United Utilities PLC ADR (United Kingdom)	13,480,029
145,342	Veolia Environnement ADR (France)	7,396,454

		106,353,066

Total Investments
(Cost $327,529,124) (a)—100.0%	346,676,290
Liabilities in excess of other assets—0.0%	(115,210)

Net Assets—100.0%	$346,561,080

ADR American Depositary Receipt.

* Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $19,147,166 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,795,331 and aggregate gross unrealized depreciation of $648,165.

COUNTRY BREAKDOWN January 31, 2006 (Unaudited)

	Value	Total Net Assets

United States	$288,854,820	83.4%
Brazil	15,745,725	4.5
Cayman Islands	14,521,236	4.2
United Kingdom	13,480,029	3.9
France	10,901,548	3.1
Germany	3,172,932	0.9
Total value of investments	346,676,290	100.0
Liabilities in excess of other assets	(115,210)	(0.0)

Net Assets	$346,561,080	100.0%

2

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2006 (Unaudited)

Number of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—13.1%
136	Abercrombie & Fitch Co.	$9,029
276	Advance Auto Parts, Inc.*	12,025
175	Amazon.com, Inc.*	7,844
412	American Axle & Manufacturing Holdings, Inc.	7,659
232	American Eagle Outfitters, Inc.	6,259
298	American Greetings Corp., Class A	6,082
247	AnnTaylor Stores Corp.*	8,230
115	Apollo Group, Inc., Class A*	6,402
949	ArvinMeritor, Inc.	16,560
463	Asbury Automotive Group, Inc.*	8,334
410	Autoliv, Inc. (Sweden)	20,086
2,506	Autonation, Inc.*	55,859
232	Autozone, Inc.*	22,678
409	Barnes & Noble, Inc.	17,350
126	Beazer Homes USA, Inc.	9,178
438	Bed Bath & Beyond, Inc.*	16,386
433	Belo Corp., Class A	9,877
1,090	Best Buy Co., Inc.	55,219
991	Big Lots, Inc.*	13,250
187	Black & Decker Corp.	16,138
6,226	Blockbuster, Inc., Class A	25,713
399	Borders Group, Inc.	9,823
187	BorgWarner, Inc.	10,309
136	Boyd Gaming Corp.	6,147
322	Brinker International, Inc.	13,105
374	Brunswick Corp.	14,059
175	Burlington Coat Factory Warehouse Corp.	7,819
349	Cablevision Systems Corp., Class A*	8,585
160	Career Education Corp.*	5,198
232	Carmax, Inc.*	6,934
931	Carnival Corp.	48,189
193	CBRL Group, Inc.	8,473
2,327	CBS Corp., Class B	60,805
438	Centex Corp.	31,269
631	Charming Shoppes, Inc.*	7,673
11,560	Charter Communications, Inc.*	13,756
1,068	Circuit City Stores, Inc.	26,924
1,442	Clear Channel Communications, Inc.	42,207
256	Coach, Inc.*	9,203
3,773	Comcast Corp., Class A*	104,965
2,347	Comcast Corp., Special Class A*	65,059
686	Cooper Tire & Rubber Co.	10,283
661	D.R. Horton, Inc.	24,669
2,873	Dana Corp.	13,992
423	Darden Restaurants, Inc.	17,199
840	Dillard’s, Inc., Class A	21,756
2,467	DIRECTV Group (The), Inc.*	34,119

949	Dollar General Corp.	16,038
433	Dollar Tree Stores, Inc.*	10,734
248	Dow Jones & Co., Inc.	9,426
2,652	Eastman Kodak Co.	66,565
400	EchoStar Communications Corp., Class A*	11,040
246	EW Scripps Co.	11,892
668	Family Dollar Stores, Inc.	15,999
748	Federated Department Stores, Inc.	49,839
598	Foot Locker, Inc.	13,587
51,684	Ford Motor Co.	443,449
374	Fortune Brands, Inc.	28,035
336	Furniture Brands International, Inc.	8,084
782	Gannett Co., Inc.	48,328
2,727	Gap (The, Inc.)	49,331
80	Garmin Ltd. (Cayman Islands)	4,977
17,968	General Motors Corp.	432,310
733	Genuine Parts Co.	31,174
1,985	Goodyear Tire & Rubber (The Co.)*	31,045
369	Group 1 Automotive, Inc.*	12,723
204	GTECH Holdings Corp.	6,818
1,015	H&R Block, Inc.	24,827
472	Harley-Davidson, Inc.	25,266
72	Harman International Industries, Inc.	7,920
292	Harrah’s Entertainment, Inc.	21,491
598	Hasbro, Inc.	12,678
278	Hearst-Argyle Television, Inc.	6,639
823	Hilton Hotels Corp.	20,517
598	Hollinger International, Inc., Class A	5,406
5,202	Home Depot (The, Inc.)	210,941
216	Hovnanian Enterprises, Inc., Class A*	10,459
360	Insight Enterprises, Inc.*	7,528
461	International Game Technology	16,495
1,489	Interpublic Group of Cos., Inc.*	15,039
224	Jack in the Box, Inc.*	8,906
1,279	JC Penney Co., Inc.	71,368
876	Johnson Controls, Inc.	60,654
569	Jones Apparel Group, Inc.	17,798
216	KB HOME	16,459
240	Kellwood Co.	5,810
99	Kerzner International Ltd. (Bahamas)*	6,459
262	Knight Ridder, Inc.	16,310
779	Kohl’s Corp.*	34,580
446	La-Z-Boy, Inc.	7,288
152	Lamar Advertising Co.*	6,980
944	Lear Corp.	23,930
940	Leggett & Platt, Inc.	23,143
445	Lennar Corp., Class A	27,839
312	Liberty Global, Inc., Class A*	6,677
312	Liberty Global, Inc., Series C*	6,309
9,852	Liberty Media Corp.*	82,363
1,923	Limited Brands, Inc.	45,498
262	Linens ‘n Things, Inc.*	7,234
177	Live Nation, Inc.*	3,142
334	Liz Claiborne, Inc.	11,596
1,055	Loews Corp. - Carolina Group	48,657
1,294	Lowe’s Cos., Inc.	82,234

121	M.D.C. Holdings, Inc.	7,677
346	Marriott International, Inc., Class A	23,057
1,422	Mattel, Inc.	23,463
660	Maytag Corp.	11,365
115	McClatchy Co., Class A	6,498
3,070	McDonald’s Corp.	107,481
678	McGraw-Hill (The) Cos., Inc.	34,605
96	Media General, Inc., Class A	4,594
115	Meredith Corp.	6,297
429	MGM MIRAGE*	15,899
271	Michaels Stores, Inc.	9,114
247	Mohawk Industries, Inc.*	21,005
560	New York Times (The) Co., Class A	15,848
1,421	Newell Rubbermaid, Inc.	33,592
4,759	News Corp., Inc., Class A	75,002
2,246	News Corp., Inc., Class B	37,149
555	NIKE, Inc., Class B	44,927
509	Nordstrom, Inc.	21,235
18	NVR, Inc.*	14,297
224	O’Reilly Automotive, Inc.*	7,352
1,132	Office Depot, Inc.*	37,526
708	OfficeMax, Inc.	20,228
408	Omnicom Group, Inc.	33,370
232	Outback Steakhouse, Inc.	10,725
160	Pantry (The), Inc.*	8,758
480	Payless ShoeSource, Inc.*	11,693
434	PEP Boys-Manny Moe & Jack	6,770
328	Petsmart, Inc.	8,220
544	Pier 1 Imports, Inc.	5,886
112	Polaris Industries, Inc.	6,110
204	Polo Ralph Lauren Corp.	11,555
598	Pulte Homes, Inc.	23,860
56	R.H. Donnelley Corp.*	3,677
583	RadioShack Corp.	12,943
400	Reader’s Digest Association (The), Inc.	6,356
152	Reebok International Ltd.	8,966
1,546	Regal Entertainment Group, Class A	28,616
144	Regis Corp.	5,580
640	Rent-A-Center, Inc.*	13,120
392	Ross Stores, Inc.	11,172
617	Royal Caribbean Cruises Ltd.	25,235
136	Ryland Group, Inc.	9,841
995	Saks, Inc.*	19,213
236	Scholastic Corp.*	7,092
500	Sears Holdings Corp.*	60,720
1,515	Service Corp. International	12,393
1,237	ServiceMaster (The) Co.	16,007
448	Sherwin-Williams (The), Co.	23,699
940	Six Flags, Inc.*	10,913
269	Snap-On, Inc.	10,795
546	Sonic Automotive, Inc.	12,847
187	Standard-Pacific Corp.	7,274
286	Stanley Works (The)	14,025
1,873	Staples, Inc.	44,409
712	Starbucks Corp.*	22,570
526	Starwood Hotels & Resorts Worldwide, Inc.	31,986

202	Talbots (The), Inc.	5,630
2,341	Target Corp.	128,170
790	Telewest Global, Inc. (United Kingdon)*	18,407
412	Tenneco, Inc.*	9,043
254	Tiffany & Co.	9,576
12,781	Time Warner, Inc.	224,051
1,477	TJX Cos., Inc.	37,708
312	Toll Brothers, Inc.*	10,608
328	Tommy Hilfiger Corp. (Hong Kong)*	5,412
1,153	Tribune Co.	33,449
1,052	TRW Automotive Holdings Corp.*	27,036
262	Tupperware Brands Corp.	5,816
391	United Auto Group, Inc.	14,975
544	Univision Communications, Inc.*	17,321
408	VF Corp.	22,636
2,327	Viacom, Inc., Class B*	96,524
3,024	Visteon Corp.*	15,876
5,512	Walt Disney Co.	139,509
18	Washington Post (The) Co., Class B	13,734
218	WCI Communities, Inc.*	6,004
284	Wendy’s International, Inc.	16,742
419	Whirlpool Corp.	33,805
240	Williams-Sonoma, Inc.*	9,547
488	Yum! Brands, Inc.	24,141
290	Zale Corp.*	7,108

		5,337,947

	Consumer Staples—9.7%
206	Alberto-Culver Co.	9,126
3,525	Albertson’s, Inc.	88,654
7,490	Altria Group, Inc.	541,826
2,014	Anheuser-Busch Cos., Inc.	83,460
2,921	Archer-Daniels-Midland Co.	92,012
1,028	Avon Products, Inc.	29,113
392	BJ’s Wholesale Club, Inc.*	12,599
72	Brown-Forman Corp., Class A	5,260
160	Brown-Forman Corp., Class B	11,347
643	Bunge Ltd.	37,911
1,144	Campbell Soup Co.	34,240
206	Chiquita Brands International, Inc.	3,731
394	Clorox Co.	23,581
4,990	Coca-Cola (The) Co.	206,486
2,705	Coca-Cola Enterprises, Inc.	53,397
1,068	Colgate-Palmolive Co.	58,623
3,098	ConAgra Foods, Inc.	64,222
497	Constellation Brands, Inc., Class A*	13,265
378	Corn Products International, Inc.	10,308
1,699	Costco Wholesale Corp.	84,763
2,110	CVS Corp.	58,574
661	Dean Foods Co.*	25,072
949	Del Monte Foods Co.	10,145
160	Energizer Holdings, Inc.*	8,658
542	Estee Lauder (The) Cos., Inc., Class A	19,767
274	Fresh Del Monte Produce, Inc. (Cayman Islands)	6,299
1,192	General Mills, Inc.	57,943

551	Great Atlantic & Pacific Tea Co., Inc.*	17,208
1,511	H.J. Heinz Co.	51,283
408	Hershey (The) Co.	20,890
412	Hormel Foods Corp.	13,814
166	J.M. Smucker (The) Co.	7,221
1,089	Kellogg Co.	46,718
1,495	Kimberly-Clark Corp.	85,394
6,275	Kraft Foods, Inc., Class A	184,736
6,135	Kroger (The) Co.*	112,884
206	Longs Drug Stores Corp.	7,208
320	McCormick & Co., Inc.	9,667
187	Molson Coors Brewing Co., Class B	11,688
903	Pepsi Bottling Group, Inc.	26,187
482	PepsiAmericas, Inc.	11,804
2,757	PepsiCo, Inc.	157,645
340	Performance Food Group Co.*	9,374
183	Pilgrim’s Pride Corp.	4,454
6,235	Procter & Gamble (The) Co.	369,299
798	Reynolds American, Inc.	80,702
5,552	Rite Aid Corp.*	19,932
286	Ruddick Corp.	6,609
3,690	Safeway, Inc.	86,494
3,780	Sara Lee Corp.	69,098
794	Smithfield Foods, Inc.*	21,311
1,290	SUPERVALU, Inc.	41,190
1,961	Sysco Corp.	60,163
2,248	Tyson Foods, Inc., Class A	32,214
238	Universal Corp.	11,246
627	UST, Inc.	24,415
12,904	Wal-Mart Stores, Inc.	595,002
1,430	Walgreen Co.	61,890
160	Weis Markets, Inc.	6,712
108	Whole Foods Market, Inc.	7,978
318	Wm. Wrigley Jr. Co.	20,339

		3,943,151

	Energy—7.8%
358	Amerada Hess Corp.	55,418
581	Anadarko Petroleum Corp.	62,643
596	Apache Corp.	45,016
96	Arch Coal, Inc.	8,325
509	Baker Hughes, Inc.	39,417
374	BJ Services Co.	15,143
537	Burlington Resources, Inc.	49,007
419	Chesapeake Energy Corp.	14,682
7,390	Chevron Corp.	438,818
3,824	ConocoPhillips	247,413
108	Consol Energy, Inc.	7,873
223	Cooper Cameron Corp.*	10,791
902	Devon Energy Corp.	61,525
144	Diamond Offshore Drilling, Inc.	12,221
5,433	El Paso Corp.	73,128
187	ENSCO International, Inc.	9,559
240	EOG Resources, Inc.	20,290
16,138	Exxon Mobil Corp.	1,012,661

160	FMC Technologies, Inc.*	8,291
178	Forest Oil Corp.*	9,167
339	GlobalSantaFe Corp.	20,696
667	Halliburton Co.	53,060
436	Hanover Compressor Co.*	7,220
96	Houston Exploration Co.*	5,961
410	Kerr-McGee Corp.	45,260
216	Kinder Morgan, Inc.	20,790
1,495	Marathon Oil Corp.	114,921
104	Massey Energy Co.	4,290
429	Murphy Oil Corp.	24,453
216	Nabors Industries Ltd. (Barbados)*	17,550
126	National-Oilwell Varco, Inc.*	9,585
278	Newfield Exploration Co.*	14,567
180	Noble Corp.	14,479
196	Noble Energy, Inc.	9,071
1,098	Occidental Petroleum Corp.	107,278
115	Overseas Shipholding Group, Inc.	5,932
136	Peabody Energy Corp.	13,533
212	Pioneer Natural Resources Co.	11,257
168	Pogo Producing Co.	10,078
381	Pride International, Inc.*	13,453
862	Schlumberger Ltd.	109,862
400	Smith International, Inc.	18,000
104	Stone Energy Corp.*	5,201
410	Sunoco, Inc.	39,032
254	Teekay Shipping Corp. (Bahamas)	9,865
224	Tesoro Corp.	16,233
150	Tidewater, Inc.	8,763
1,329	TransMontaigne, Inc.*	11,841
419	Transocean, Inc.*	34,002
606	USEC, Inc.	9,266
1,130	Valero Energy Corp.	70,546
555	Weatherford International Ltd.*	24,853
144	Western Gas Resoures, Inc.	6,840
2,053	Williams Cos., Inc.	48,944
278	XTO Energy, Inc.	13,644

		3,151,714

	Financials—24.2%
278	A.G. Edwards, Inc.	13,224
1,072	ACE Ltd. (Bermuda)	58,692
874	AFLAC, Inc.	41,034
18	Alleghany Corp.*	5,225
613	Allied Capital Corp.	17,477
2,350	Allstate (The) Corp.	122,318
296	AMB Property Corp.	15,451
258	AMBAC Financial Group, Inc.	19,817
369	American Capital Strategies Ltd.	13,118
2,128	American Express Co.	111,614
392	American Financial Group, Inc.	14,747
6,061	American International Group, Inc.	396,753
126	American National Insurance	14,931
480	AmeriCredit Corp.*	13,805
108	AmerUs Group Co.	6,628

1,356	AmSouth Bancorp.	37,439
934	Annaly Mortgage Management, Inc.	11,610
1,240	Aon Corp.	42,433
684	Apartment Investment & Management Co., Class A	29,084
187	Arch Capital Group Ltd. (Bermuda)*	10,162
804	Archstone-Smith Trust	37,675
278	Arden Realty, Inc.	12,557
232	Arthur J. Gallagher & Co.	6,765
432	Associated Banc-Corp.	14,619
454	Assurant, Inc.	20,848
394	Astoria Financial Corp.	11,347
216	AvalonBay Communities, Inc.	21,488
392	Axis Capital Holdings Ltd. (Bermuda)	11,721
286	BancorpSouth, Inc.	6,589
15,892	Bank of America Corp.	702,902
146	Bank of Hawaii Corp.	7,623
2,422	Bank of New York (The) Co., Inc.	77,044
1,832	BB&T Corp.	71,521
409	Bear Stearns (The) Cos., Inc.	51,722
144	Berkshire Hathaway, Inc., Class B*	422,208
115	BOK Financial Corp.	5,244
385	Boston Properties, Inc.	30,130
396	Brandywine Realty Trust	12,454
183	BRE Properties, Inc.	9,132
152	Camden Property Trust	9,895
608	Capital One Financial Corp.	50,646
278	CarrAmerica Realty Corp.	10,230
202	CBL & Associates Properties, Inc.	8,549
1,880	Charles Schwab (The) Corp.	27,805
581	Chubb Corp.	54,817
472	Cincinnati Financial Corp.	21,495
859	CIT Group, Inc.	45,819
17,006	Citigroup, Inc.	792,138
115	City National Corp.	8,622
400	Colonial BancGroup (The), Inc.	9,960
158	Colonial Properties Trust	7,303
674	Comerica, Inc.	37,387
301	Commerce Bancorp, Inc.	10,065
180	Commerce Bancshares, Inc.	9,099
126	Commerce Group, Inc.	6,791
358	Compass Bancshares, Inc.	17,442
1,200	Conseco, Inc.*	29,244
2,258	Countrywide Financial Corp.	75,508
191	Cousins Properties, Inc.	5,963
818	Crescent Real Estate EQT Co.	17,333
132	Cullen/Frost Bankers, Inc.	7,094
304	Developers Diversified Realty Corp.	14,975
686	Doral Financial Corp.	7,457
684	Duke Realty Corp.	24,816
872	ETrade Financial Corp.*	20,745
224	Endurance Specialty Holdings Ltd. (Bermuda)	7,376
136	Equity Lifestyle Properties, Inc.	6,256
2,399	Equity Office Properties Trust	76,336
1,223	Equity Residential	51,867
152	Erie Indemnity Co., Class A	8,056
161	Everest Re Group Ltd. (Barbados)	15,561

4,168	Fannie Mae	241,494
126	Federal Realty Investment Trust	8,419
182	Federated Investors, Inc.	7,027
570	Felcor Lodging Trust, Inc.	11,320
587	Fidelity National Financial, Inc.	23,169
1,918	Fifth Third Bancorp	72,059
348	First American Corp.	16,293
544	First Horizon National Corp.	20,601
278	First Industrial Realty Trust, Inc.	10,861
334	FirstMerit Corp.	8,434
284	Franklin Resources, Inc.	27,974
3,505	Freddie Mac	237,849
271	Fremont General Corp.	6,640
901	Friedman Billings Ramsey Group, Inc.	10,434
458	Fulton Financial Corp.	8,221
438	General Growth Properties, Inc.	22,601
5,516	Genworth Financial, Inc.	180,704
252	Glimcher Realty Trust	6,890
569	Golden West Financial Corp.	40,183
1,099	Goldman Sachs Group, Inc.	155,234
248	Hanover Insurance Group, Inc.	12,016
947	Hartford Financial Services Group, Inc.	77,872
199	HCC Insurance Holdings, Inc.	6,181
590	Health Care Property Investors, Inc.	16,373
238	Health Care REIT, Inc.	8,851
136	Healthcare Realty Trust, Inc.	4,765
190	Heritage Property Investment Trust	6,745
374	Highwoods Properties, Inc.	11,796
224	Home Properties, Inc.	10,275
358	Hospitality Properties Trust	15,347
1,045	Host Marriot Corp.	20,848
1,139	HRPT Properties Trust	12,221
749	Hudson City Bancorp, Inc.	9,303
136	Hudson United Bancorp.	5,664
912	Huntington Bancshares, Inc.	21,158
646	IMPAC Mortgage Holdings, Inc.	5,646
242	Independence Community Bank Corp.	9,678
184	IndyMac Bancorp, Inc.	7,518
566	iStar Financial, Inc.	20,314
784	Janus Capital Group, Inc.	16,378
542	Jefferson-Pilot Corp.	31,615
14,532	JPMorgan Chase & Co.	577,646
1,812	KeyCorp	64,127
614	Kimco Realty Corp.	21,545
112	LandAmerica Financial Group, Inc.	7,390
124	Legg Mason, Inc.	16,083
688	Lehman Brothers Holdings, Inc.	96,630
152	Leucadia National Corp.	7,975
381	Liberty Property Trust	17,244
678	Lincoln National Corp.	36,971
590	Loews Corp.	58,227
251	M&T Bank Corp.	27,183
168	Macerich (The) Co.	12,192
345	Mack-Cali Realty Corp.	15,428
18	Markel Corp.*	6,012
2,569	Marsh & McLennan Cos., Inc.	78,072

580	Marshall & Ilsley Corp.	24,325
484	MBIA, Inc.	29,795
1,249	Mellon Financial Corp.	44,052
336	Mercantile Bankshares Corp.	12,751
168	Mercury General Corp.	9,470
2,875	Merrill Lynch & Co., Inc.	215,826
2,238	Metlife, Inc.	112,258
244	MGIC Investment Corp.	16,106
136	Mills (The) Corp.	5,637
278	Montpelier Re Holdings Ltd. (Bermuda)	5,365
152	Moody’s Corp.	9,625
3,875	Morgan Stanley	238,119
2,873	National City Corp.	98,199
558	Nationwide Financial Services, Inc., Class A	23,748
326	Nationwide Health Properties, Inc.	7,456
212	New Century Financial Corp.	8,317
657	New Plan Excel Realty Trust	16,195
947	New York Community Bancorp, Inc.	16,156
1,288	North Fork Bancorporation, Inc.	33,127
464	Northern Trust Corp.	24,225
152	Nuveen Investments, Inc.	6,896
332	Odyssey Re Holdings Corp.	8,177
206	Ohio Casualty Corp.	6,209
983	Old Republic International Corp.	21,085
99	Pan Pacific Retail Properties, Inc.	6,851
238	PartnerRe Ltd. (Bermuda)	14,704
216	People’s Bank	6,629
628	Phoenix (The) Cos., Inc.	9,477
581	Plum Creek Timber Co., Inc.	21,462
264	PMI Group (The), Inc.	11,413
1,154	PNC Financial Services Group, Inc.	74,848
805	Popular, Inc.	16,350
240	Post Properties, Inc.	9,766
126	Potlatch Corp.	6,455
678	Principal Financial Group, Inc.	31,974
304	Progressive (The) Corp.	31,932
541	ProLogis	27,710
248	Protective Life Corp.	11,148
1,406	Prudential Financial, Inc.	105,928
446	Public Storage, Inc.	32,366
226	Radian Group, Inc.	12,934
196	Raymond James Financial, Inc.	8,342
232	Rayonier, Inc.	9,918
319	Realty Income Corp.	7,430
339	Reckson Associates Realty Corp.	13,536
152	Redwood Trust, Inc.	6,604
204	Regency Centers Corp.	13,148
1,595	Regions Financial Corp.	52,922
216	Reinsurance Group of America, Inc.	10,476
240	RenaissanceRe Holdings Ltd. (Bermuda)	10,874
466	SAFECO Corp.	24,349
296	Senior Housing Properties Trust	5,307
142	Shurgard Storage Centers, Inc., Class A	8,563
569	Simon Property Group, Inc.	47,136
326	Sky Financial Group, Inc.	8,385
99	SL Green Realty Corp.	8,320

575	SLM Corp.	32,177
206	South Financial Group (The), Inc.	5,372
801	Sovreign Bancorp, Inc.	17,462
1,794	St. Paul Travelers (The) Cos., Inc.	81,412
168	Stancorp Financial Group, Inc.	8,358
724	State Street Corp.	43,773
37	Student Loan Corp.	8,103
1,208	SunTrust Banks, Inc.	86,312
780	Synovus Financial Corp.	21,583
187	T. Rowe Price Group, Inc.	14,292
398	TCF Financial Corp.	9,946
278	TD Ameritrade Holding Corp.*	5,627
562	TD Banknorth, Inc.	16,287
444	Thornburg Mortgage, Inc.	11,380
339	Torchmark Corp.	19,018
206	Transatlantic Holdings, Inc.	13,050
733	Trizec Properties, Inc.	17,072
198	Trustmark Corp.	5,607
398	UnionBanCal Corp.	26,702
533	United Dominion Realty Trust, Inc.	13,544
304	Unitrin, Inc.	13,440
1,750	UnumProvident Corp.	35,578
5,944	US Bancorp	177,785
350	Valley National Bancorp	8,197
357	Vornado Realty Trust	31,537
276	W.R. Berkley Corp.	13,634
5,241	Wachovia Corp.	287,364
328	Washington Federal, Inc.	7,918
4,482	Washington Mutual, Inc.	189,678
176	Webster Financial Corp.	8,290
286	Weingarten Realty Investors	11,592
4,984	Wells Fargo & Co.	310,802
28	Wesco Financial Corp.	10,851
115	Westcorp	7,957
16	WFS Financial, Inc.*	1,272
18	White Mountain Insurance Group Ltd.	9,558
216	Whitney Holding Corp.	7,106
278	Willis Group Holdings Ltd. (United Kingdom)	9,649
216	Wilmington Trust Corp.	8,964
722	XL Capital Ltd., Class A (Bermuda)	48,851
267	Zions Bancorp.	21,112

		9,854,085
	Health Care—9.2%
3,848	Abbott Laboratories	166,041
602	Aetna, Inc.	58,274
251	Alcon, Inc. (Switzerland)	32,108
115	Allergan, Inc.	13,386
1,418	AmerisourceBergen Corp.	61,882
1,161	Amgen, Inc.*	84,625
396	Applera Corp. - Applied Biosystems Group	11,223
194	Apria Healthcare Group, Inc.*	4,728
115	Barr Pharmaceuticals, Inc.*	7,542
126	Bausch & Lomb, Inc.	8,511
1,226	Baxter International, Inc.	45,178

166	Beckman Coulter, Inc.	9,885
480	Becton Dickinson & Co.	31,104
518	Beverly Enterprises, Inc.*	6,325
544	Biogen Idec, Inc.*	24,344
296	Biomet, Inc.	11,192
1,140	Boston Scientific Corp.*	24,932
8,550	Bristol-Myers Squibb Co.	194,855
136	C.R. Bard, Inc.	8,625
1,681	Cardinal Health, Inc.	121,099
627	Caremark Rx, Inc.*	30,911
150	Charles River Laboratories International, Inc.*	6,920
296	Chiron Corp.*	13,498
448	CIGNA Corp.	54,477
278	Community Health Systems, Inc.*	10,116
206	Coventry Health Care, Inc.*	12,271
183	Dade Behring Holdings, Inc.	7,161
193	DaVita, Inc.*	10,567
136	DENTSPLY International, Inc.	7,303
2,618	Eli Lilly & Co.	148,231
403	Express Scripts, Inc.*	36,790
316	Fisher Scientific International, Inc.*	21,131
499	Forest Laboratories, Inc.*	23,094
398	Genentech, Inc.*	34,196
251	Genzyme Corp.*	17,806
160	Gilead Sciences, Inc.*	9,739
318	Guidant Corp.	23,405
1,315	HCA, Inc.	64,540
481	Health Management Associates, Inc.	10,111
500	Health Net, Inc.*	24,685
232	Henry Schein, Inc.	10,820
224	Hillenbrand Industries, Inc.	11,025
460	Hospira, Inc.*	20,585
544	Humana, Inc.*	30,339
292	IMS Health, Inc.	7,183
108	Invitrogen Corp.*	7,439
332	IVAX Corp.*	10,331
5,187	Johnson & Johnson	298,460
292	Kindred Healthcare, Inc.*	6,687
749	King Pharmaceuticals, Inc.*	14,044
232	Laboratory Corp. of America Holdings*	13,607
210	Lincare Holdings, Inc.*	8,875
176	Magellan Health Services, Inc.*	6,420
212	Manor Care, Inc.	8,289
1,978	McKesson Corp.	104,834
1,454	Medco Health Solutions, Inc.*	78,661
232	Medimmune, Inc.*	7,916
1,323	Medtronic, Inc.	74,710
12,129	Merck & Co., Inc.	418,450
480	Mylan Laboratories, Inc.	9,456
211	Omnicare, Inc.	10,487
240	Owens & Minor, Inc.	7,512
191	Patterson Cos., Inc.*	6,595
400	PerkinElmer, Inc.	9,096
19,753	Pfizer, Inc.	507,256
312	Quest Diagnostics, Inc.	15,422
3,906	Schering-Plough Corp.	74,800

292	St. Jude Medical, Inc.*	14,346
334	Stryker Corp.	16,667
3,699	Tenet Healthcare Corp*.	26,892
444	Thermo Electron Corp.*	14,936
339	Triad Hospitals, Inc.*	13,919
1,779	UnitedHealth Group, Inc.	105,708
186	Universal Health Services, Inc., Class B	8,837
144	Waters Corp.*	6,041
320	Watson Pharmaceuticals, Inc.*	10,589
1,218	WellPoint, Inc.*	93,542
2,961	Wyeth	136,946
276	Zimmer Holdings, Inc.*	19,030

		3,739,563
	Industrials—11.1%
1,783	3M Co.	129,713
1,686	Accenture Ltd. (Bermuda)	53,160
190	Acuity Brands, Inc.	7,199
286	Adesa, Inc.	7,322
478	AGCO Corp.*	8,609
247	Alaska Air Group, Inc.*	7,887
126	Alexander & Baldwin, Inc.	6,624
108	Alliant Techsystems, Inc.*	8,370
2,957	Allied Waste Industries, Inc.*	26,879
99	AMERCO*	8,022
304	American Power Conversion Corp.	7,205
534	American Standard Cos., Inc.	19,224
2,893	AMR Corp.*	65,671
694	ARAMARK Corp., Class B	18,495
400	Avery Dennison Corp.	23,896
2,078	Boeing Co.	141,948
206	Briggs & Stratton Corp.	7,167
206	Brink’s (The) Co.	10,959
1,046	Burlington Northern Santa Fe Corp.	83,806
247	C.H. Robinson Worldwide, Inc.	9,994
108	Carlisle Cos, Inc.	7,496
1,636	Caterpillar, Inc.	111,084
3,800	Cendant Corp.	63,612
144	ChoicePoint, Inc.*	5,921
339	Cintas Corp.	14,441
216	CNF, Inc.	11,070
2,708	Continental Airlines, Class B*	56,624
306	Cooper Industries Ltd., Class A	24,985
212	Crane Co.	7,912
920	CSX Corp.	49,248
187	Cummins, Inc.	18,195
419	Danaher Corp.	23,732
910	Deere & Co.	65,302
232	Deluxe Corp.	6,213
232	Dollar Thrifty Automotive Group*	8,800
568	Dover Corp.	26,088
80	Dun & Bradstreet Corp.*	5,782
500	Eaton Corp.	33,100
144	EMCOR Group, Inc.*	11,811
1,239	Emerson Electric Co.	95,961

216	Equifax, Inc.	8,277
115	Expeditors International of Washington, Inc.	8,457
832	FedEx Corp.	84,157
160	Flowserve Corp.*	7,357
304	Fluor Corp.	26,737
296	GATX Corp.	11,754
484	General Dynamics Corp.	56,318
31,124	General Electric Co.	1,019,311
436	Goodrich Corp.	17,165
144	Harsco Corp.	11,408
115	HNI Corp.	6,636
2,911	Honeywell International, Inc.	111,841
206	Hubbell, Inc., Class B	9,260
248	Hughes Supply, Inc.	11,433
1,350	IKON Office Solutions, Inc.	15,957
689	Illinois Tool Works, Inc.	58,076
974	Ingersoll-Rand Co. Ltd. (Bermuda)	38,249
170	ITT Industries, Inc.	17,425
168	Jacobs Engineering Group, Inc.*	14,006
350	JB Hunt Transport Services, Inc.	8,330
273	Kelly Services, Inc.	7,311
150	Kennametal, Inc.	8,775
216	L-3 Communications Holdings, Inc.	17,500
464	Laidlaw International, Inc.	12,621
263	Lennox International, Inc.	8,403
1,297	Lockheed Martin Corp.	87,742
490	Manpower, Inc.	26,377
1,556	Masco Corp.	46,135
216	Mueller Industries, Inc.	6,270
56	NACCO Industries, Inc., Class A	7,663
577	Navistar International Corp.*	15,694
1,111	Norfolk Southern Corp.	55,372
1,515	Northrop Grumman Corp.	94,127
537	Paccar, Inc.	37,375
320	Pall Corp.	9,216
398	Parker Hannifin Corp.	30,156
286	Pentair, Inc.	10,982
679	PHH Corp.*	19,562
793	Pitney Bowes, Inc.	33,893
187	Precision Castparts Corp.	9,341
493	Quanta Services, Inc.*	6,828
1,934	Raytheon Co.	79,236
348	Republic Services, Inc.	13,172
182	Robert Half International, Inc.	6,648
426	Rockwell Automation, Inc.	28,146
238	Rockwell Collins, Inc.	11,167
754	RR Donnelley & Sons Co.	24,580
500	Ryder System, Inc.	22,350
296	Shaw Group (The), Inc.*	10,544
1,774	Southwest Airlines Co.	29,200
782	Spherion Corp.*	8,758
319	SPX Corp.	15,219
732	Steelcase, Inc., Class A	12,334
460	Swift Transportation Co., Inc.*	10,870
232	Tecumseh Products Co., Class A*	5,881
64	Tecumseh Products Co., Class B*	1,414

115	Teleflex, Inc.	7,253
168	Terex Corp.*	11,844
571	Textron, Inc.	48,227
160	Thomas & Betts Corp.*	7,144
372	Timken Co.	13,455
166	Trinity Industries, Inc.	8,476
6,073	Tyco International Ltd. (Bermuda)	158,202
1,064	Union Pacific Corp.	94,121
2,483	United Parcel Service, Inc., Class B	186,002
643	United Rentals, Inc.*	18,846
206	United Stationers, Inc.*	10,306
2,360	United Technologies Corp.	137,753
224	URS Corp.*	9,583
99	USG Corp.*	9,425
267	W.W. Grainger, Inc.	18,938
150	Washington Group International, Inc.*	8,903
1,858	Waste Management, Inc.	58,676
232	WESCO International, Inc.*	11,120
286	YRC Worldwide, Inc.*	14,254

		4,505,071
	Information Technology—10.0%
381	Activision, Inc.*	5,464
240	ADC Telecommunications, Inc.*	6,086
348	Adobe Systems, Inc.*	13,823
931	Advanced Micro Devices, Inc.*	38,972
348	Affiliated Computer Services, Inc., Class A*	21,785
703	Agere System, Inc.*	8,724
684	Agilent Technologies, Inc.*	23,194
400	Altera Corp.*	7,724
364	Amdocs Ltd. (Guernsey)*	11,721
1,696	Amkor Technology, Inc.*	9,548
144	Amphenol Corp., Class A	7,320
438	Analog Devices, Inc.	17,419
497	Andrew Corp.*	6,446
168	Anixter International, Inc.*	7,777
491	Apple Computer, Inc.*	37,075
3,094	Applied Materials, Inc.	58,941
850	Arrow Electronics, Inc.*	29,206
4,190	Atmel Corp.*	16,551
1,162	Automatic Data Processing, Inc.	51,058
1,435	Avaya, Inc.*	15,139
802	Avnet, Inc.*	19,609
648	AVX Corp.	10,770
701	BEA Systems, Inc.*	7,269
978	BearingPoint, Inc.*	8,039
188	Benchmark Electronics, Inc.*	6,868
416	BISYS Group (The), Inc.*	6,028
392	BMC Software, Inc.*	8,663
152	Broadcom Corp., Class A*	10,366
614	Cadence Design System, Inc.*	10,843
180	CDW Corp.	10,080
378	Ceridian Corp.*	9,329
320	Check Point Software Technologies (Israel)*	6,925
152	Checkfree Corp.*	7,877

8,317	Cisco Systems, Inc.*	154,446
656	Computer Associates International, Inc.	17,909
1,117	Computer Sciences Corp.*	56,632
887	Compuware Corp.*	7,309
286	Comverse Technology, Inc.*	7,834
821	Convergys Corp.*	14,121
1,368	Corning, Inc.*	33,311
3,110	Dell, Inc.*	91,154
274	Diebold, Inc.	10,716
168	DST Systems, Inc.*	9,519
491	eBay, Inc.*	21,162
320	Electronic Arts, Inc.*	17,466
3,535	Electronic Data Systems Corp.	89,047
4,243	EMC Corp.*	56,856
592	Fairchild Semiconductor International, Inc.*	11,810
1,176	First Data Corp.	53,038
373	Fiserv, Inc.*	16,405
2,497	Flextronics International Ltd. (Singapore)*	26,119
426	Freescale Semiconductor, Inc., Class A*	10,718
774	Freescale Semiconductor, Inc., Class B*	19,544
2,683	Gateway, Inc.*	7,298
48	Google, Inc., Class A*	20,796
206	Harris Corp.	9,565
356	Hewitt Associates, Inc., Class A*	9,505
7,866	Hewlett-Packard Co.	245,261
1,689	IAC/InterActiveCorp*	49,015
2,638	Ingram Micro, Inc., Class A*	51,045
9,884	Intel Corp.	210,232
4,157	International Business Machines Corp.	337,963
180	International Rectifier Corp.*	6,547
304	Intersil Corp.	8,834
256	Intuit, Inc.*	13,396
248	Iron Mountain, Inc.*	10,337
579	Jabil Circuit, Inc.*	23,392
2,879	JDS Uniphase Corp.*	9,011
803	Juniper Networks, Inc.*	14,558
232	Kla-Tencor Corp.	12,059
210	Lam Research Corp.*	9,750
312	Lexmark International, Inc.*	15,154
328	Linear Technology Corp.	12,205
1,147	LSI Logic Corp.*	10,495
6,906	Lucent Technologies, Inc.*	18,232
187	Marvell Technology Group Ltd. (Bermuda)*	12,795
342	Maxim Integrated Products, Inc.	14,036
1,829	Maxtor Corp.*	16,827
187	McAfee, Inc.*	4,337
115	Mettler Toledo International, Inc. (Switzerland)*	6,657
232	Microchip Technology, Inc.	8,702
2,321	Micron Technology, Inc.*	34,072
25,973	Microsoft Corp.	731,139
232	Molex, Inc.	7,018
198	Molex, Inc., Class A	5,471
264	MoneyGram International, Inc.	7,012
4,891	Motorola, Inc.	111,074
346	National Semiconductor Corp.	9,761
626	NCR Corp.*	23,256

334	Network Appliance, Inc.*	10,421
355	Novellus Systems, Inc.*	10,064
224	NVIDIA Corp.*	10,071
7,126	Oracle Corp.*	89,574
446	Paychex, Inc.	16,212
415	Perot Systems Corp., Class A*	6,254
875	Qualcomm, Inc.	41,965
852	Sabre Holdings Corp., Class A	20,874
168	SanDisk Corp.*	11,316
6,017	Sanmina-SCI Corp.*	25,332
247	Scientific-Atlanta, Inc.	10,562
1,997	Seagate Technology (Cayman Islands)*	52,082
1,152	Siebel Systems, Inc.	12,223
7,947	Solectron Corp.*	30,358
11,728	Sun Microsystems, Inc.*	52,776
781	Symantec Corp.*	14,355
602	Symbol Technologies, Inc.	7,435
143	SYNNEX Corp.*	2,664
384	Synopsys, Inc.*	8,490
982	Tech Data Corp.*	40,488
1,323	Tellabs, Inc.*	16,921
479	Teradyne, Inc.*	8,344
1,990	Texas Instruments, Inc.	58,168
3,100	Unisys Corp.*	20,739
892	Utstarcom, Inc.*	6,253
398	VeriSign, Inc.*	9,453
1,287	Vishay Intertechnology, Inc.*	20,373
641	Western Digital Corp.*	14,012
4,337	Xerox Corp.*	62,062
374	Xilinx, Inc.	10,532
750	Yahoo!, Inc.*	25,755

		4,064,690
	Materials—3.9%
668	Air Products & Chemicals, Inc.	41,209
204	Airgas, Inc.	7,911
940	AK Steel Holding Corp.*	10,819
4,319	Alcoa, Inc.	136,049
222	Allegheny Technologies, Inc.	11,511
374	Ashland, Inc.	24,654
326	Ball Corp.	13,203
464	Bemis Co., Inc.	14,161
435	Bowater, Inc.	11,893
264	Cabot Corp.	10,354
543	Chemtura Corp.	6,826
196	Commercial Metals Co.	9,277
1,064	Crown Holdings, Inc.*	19,907
126	Cytec Industries, Inc.	6,250
3,627	Dow Chemical (The Co.)	153,421
4,104	E.I. du Pont de Nemours and Co.	160,671
471	Eastman Chemical Co.	22,707
488	Ecolab, Inc.	17,475
509	Engelhard Corp.	20,513
168	FMC Corp.*	9,479
300	Freeport-McMoRan Copper & Gold, Inc., Class B	19,275

2,337	Graphic Packaging Corp.*	6,357
927	Hercules, Inc.*	10,855
312	International Flavors & Fragrances, Inc.	10,284
3,350	International Paper Co.	109,311
248	Lafarge North America, Inc.	15,282
380	Louisiana-Pacific Corp.	11,191
248	Lubrizol Corp.	11,344
684	Lyondell Chemical Co.	16,423
108	Martin Marietta Materials, Inc.	9,156
1,030	MeadWestvaco Corp.	27,491
491	Monsanto Co.	41,544
677	Mosaic (The) Co.*	10,466
636	Newmont Mining Corp.	39,305
296	NL Industries, Inc.	3,987
410	Nucor Corp.	34,534
312	Olin Corp.	6,396
978	Owens-Illinois, Inc.*	21,506
366	Packaging Corp of America	8,491
764	Pactiv Corp.*	16,991
187	Phelps Dodge Corp.	30,014
722	PPG Industries, Inc.	42,959
661	Praxair, Inc.	34,821
108	Reliance Steel & Aluminum Co.	8,586
816	Rohm & Haas Co.	41,534
544	RPM International, Inc.	10,282
136	Scotts Miracle- Gro (The) Co.	6,732
298	Sealed Air Corp.	16,470
126	Sigma-Aldrich Corp.	8,175
2,095	Smurfit-Stone Container Corp.*	26,795
487	Sonoco Products Co.	15,082
196	Southern Copper Corp.	17,072
438	Temple-Inland, Inc.	20,542
571	United States Steel Corp.	34,117
335	Valhi, Inc.	6,154
358	Valspar Corp.	9,745
232	Vulcan Materials Co.	16,676
1,152	Weyerhaeuser Co.	80,364
429	Worthington Industries	8,850

		1,573,449
	Telecommunications—5.1%
1,143	ALLTEL Corp.	68,614
348	American Tower Corp., Class A*	10,767
29,341	AT&T, Inc.	761,398
9,211	BellSouth Corp.	265,000
552	CenturyTel, Inc.	18,382
1,314	Cincinnati Bell, Inc.*	4,599
1,610	Citizens Communications Co.	19,755
368	Crown Castle International Corp.*	11,640
332	NTL, Inc.*	20,999
15,039	Qwest Communications International, Inc.*	90,535
4,961	Sprint Nextel Corp.	113,557
247	Telephone & Data Systems, Inc.	8,850
247	Telephone & Data Systems, Inc., Special Shares	8,423
312	US Cellular Corp.*	15,881

20,633	Verizon Communications, Inc.	653,245
260	West Corp.*	10,616

		2,082,261
	Utilities—5.8%
2,191	AES (The) Corp.*	37,335
264	AGL Resources, Inc.	9,446
615	Allegheny Energy, Inc.*	21,396
216	Allete, Inc.	9,567
767	Alliant Energy Corp.	22,749
975	Ameren Corp.	49,491
2,864	American Electric Power Co., Inc.	106,884
6,542	Aquila, Inc.*	23,878
312	Atmos Energy Corp.	8,199
454	Avista Corp.	8,676
144	Black Hills Corp.	5,126
3,980	CenterPoint Energy, Inc.	50,864
1,000	Cinergy Corp.	43,450
261	Cleco Corp.	5,724
1,675	CMS Energy Corp.*	24,237
1,378	Consolidated Edison, Inc.	64,780
636	Constellation Energy Group, Inc.	37,060
1,272	Dominion Resources, Inc.	96,074
516	DPL, Inc.	13,230
1,083	DTE Energy Co.	45,703
5,530	Duke Energy Corp.	156,775
552	Duquesne Light Holdings, Inc.	9,925
7,938	Dynegy, Inc., Class A*	43,659
1,242	Edison International	54,424
136	Energen Corp.	5,307
933	Energy East Corp.	23,185
876	Entergy Corp.	60,891
232	Equitable Resources, Inc.	8,561
1,859	Exelon Corp.	106,744
1,449	FirstEnergy Corp.	72,595
1,411	FPL Group, Inc.	58,966
464	Great Plains Energy, Inc.	13,238
427	Hawaiian Electric Industries, Inc.	11,200
320	Idacorp., Inc.	10,131
1,199	KeySpan Corp.	43,068
366	MDU Resources Group, Inc.	13,249
374	National Fuel Gas Co.	12,305
136	New Jersey Resources Corp.	6,181
278	Nicor, Inc.	11,370
1,728	NiSource, Inc.	35,476
1,369	Northeast Utilities	27,216
334	NRG Energy, Inc.*	16,122
622	NSTAR	17,876
580	OGE Energy Corp.	15,747
490	Oneok, Inc.	13,847
256	Peoples Energy Corp.	9,528
1,208	Pepco Holdings, Inc.	27,796
1,769	PG&E Corp.	66,001
296	Piedmont Natural Gas Co., Inc.	7,178
580	Pinnacle West Capital Corp.	24,714

296	PNM Resources, Inc.	7,273
1,346	PPL Corp.	40,555
1,527	Progress Energy, Inc.	66,608
1,108	Public Service Enterprise Group, Inc.	77,139
852	Puget Energy, Inc.	17,969
136	Questar Corp.	11,081
3,149	Reliant Energy, Inc.*	31,868
556	SCANA Corp.	22,335
975	Sempra Energy	46,849
1,165	Sierra Pacific Resources*	15,378
3,227	Southern (The) Co.	112,300
232	Southern Union Co.*	5,846
250	Southwest Gas Co.	6,913
1,133	TECO Energy, Inc.	19,352
1,242	TXU Corp.	62,895
358	UGI Corp.	7,686
115	UIL Holding Corp.	5,559
184	Unisource Energy Corp.	5,691
374	Vectren Corp.	10,233
544	Westar Energy, Inc	11,206
286	WGL Holdings, Inc.	8,917
554	Wisconsin Energy Corp.	22,997
219	WPS Resources Corp.	12,282
3,243	Xcel Energy, Inc.	62,979

		2,359,055

	Total Common Stocks
	(Cost $39,876,294)	40,610,986

	Investment Companies—0.1%
	Financials—0.1%
140	SPDR Trust Series I	17,850
380	Tri-Continental Corp.	7,490

	Total Investment Companies
	(Cost $25,126)	25,340

	Total Investments
	(Cost $39,901,420) (a)—100.0%	40,636,326
	Other assets less liabilities—0.0%	4,690

	Net Assets—100.0%	$40,641,016

*Non-income producing security.

(a)             The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006,net unrealized appreciation was $734,906 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,500,671 and aggregate gross unrealized depreciation of $765,765.

COUNTRY BREAKDOWN
January 31, 2006 (Unaudited)

	Value	Total Net Assets

United States	39,956,298	98.3%
Bermuda	430,151	1.1
Cayman Islands	63,358	0.2
Switzerland	38,765	0.1
Barbados	33,111	0.1
United Kingdom	28,056	0.1
Singapore	26,119	0.1
Sweden	20,086	0.0
Bahamas	16,324	0.0
Guernsey	11,721	0.0
Israel	6,925	0.0
Hong Kong	5,412	0.0

Total value of investments	40,636,326	100.0
Other assets less liabilities	4,690	0.0

Net Assets	$40,641,016	100.0%

Item 2.    Controls and Procedures.

(a)          The Registrant’s President (Chief Executive Officer) and Treasurer (Principal Financial Officer) have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each chief executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	March 27, 2006

By:	/s/ John W. Southard

John W. Southard

Vice President and Treasurer

Date:	March 27, 2006